FILE NO.  2-29503
                                                               FILE NO. 811-1678
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 48          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 27                 (X)
                                   ---------
                    JOHN HANCOCK LIMITED TERM GOVERNMENT FUND
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
(X) on October 1, 1997 pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
( ) on (date) pursuant to paragraph (a) of Rule 485

Calculation of Registration Fees Under the Securities Act of 1933

                                                        Proposed Maximum     Proposed Aggregate
Title of Securities                Amount of Shares       Offering Price           Maximum             Amount of
 Being Registered                  Being Registered          Per Share         Offering Price       Registration Fee
 ----------------                  ----------------          ---------         --------------       ----------------
Shares of Beneficial Interest         Indefinite                N/A                 N/A                    0
Shares of Beneficial Interest         12,400,502               $8.77                N/A                   N/A

1. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the investment Company Act of 1940, as amended.

2. Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. 9,285,136 shares were redeemed during the fiscal year ended May 31, 1997. 10,509,083 shares were used for reductions pursuant to Paragraph (c) of Rule 24f-2 during the current fiscal year. 12,400,502 shares is the amount of redeemed shares used for reduction in this Amendment. Pursuant to Rule 457(c) under the Securities Act of 1933, the Maximum public offering price of $8.77 per share on September 22, 1997 is the price used as the basis for calculating the registration fee. No fee is required for the 12,400,502 shares.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares under the Securities Act of 1933. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on or about July 24, 1997.


Item Number Form N-1A,                                                          Statement of Additional
      Part A                          Prospectus Caption                          Information Caption
      ------                          ------------------                          -------------------
        1                     Front Cover Page                                             *
        2                     Overview; Investor Expenses;                                 *

        3                     Financial Highlights                                         *

        4                     Overview; Goal and Strategy; Portfolio                       *
                              Securities; Risk Factors; Business
                              Structure; More About Risk

        5                     Overview; Business Structure;                                *
                              Manager/Subadviser; Investor Expenses

        6                     Choosing a Share Class; Buying Shares;                       *
                              Selling Shares; Transaction Policies;
                              Dividends and Account Policies;
                              Additional Investor Services

        7                     Choosing a Share Class; How Sales Charges                    *
                              are Calculated; Sales Charge Deductions
                              and Waivers; Opening an Account; Buying
                              Shares; Transaction Policies; Additional
                              Investor Services

        8                     Selling Shares; Transaction Policies;                        *
                              Dividends and Account Policies

        9                     Not Applicable                                               *

       10                                        *                         Front Cover Page

       11                                        *                         Table of Contents

       12                                        *                         Organization of the Fund

       13                                        *                         Investment Objectives and Policies;
                                                                           Certain Investment Practices;
                                                                           Investment Restrictions

       14                                        *                         Those Responsible for Management

       15                                        *                         Those Responsible for Management

       16                                        *                         Investment Advisory; Subadvisory
                                                                           and Other Services; Distribution
                                                                           Contract; Transfer Agent Services;
                                                                           Custody of Portfolio; Independent
                                                                           Auditors

       17                                        *                         Brokerage Allocation

       18                                        *                         Description of Fund's Shares

       19                                        *                         Net Asset Value; Additional
                                                                           Services and Programs

       20                                        *                         Tax Status

       21                                        *                         Distribution Contract

       22                                        *                         Calculation of Performance

       23                                        *                         Financial Statements


JOHN HANCOCK

Income Funds

[GRAPHIC]

--------------------------------------------------------------------------------


Prospectus
October 1, 1997


This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
o  are not bank deposits
o  are not federally insured
o  are not endorsed by any bank or government agency
o  are not guaranteed to achieve their goal(s)

Some of these funds may invest up to 100% in junk bonds; read risk information carefully.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Government Income Fund

High Yield Bond Fund

Intermediate Maturity
Government Fund

Limited-Term Government Fund

Sovereign Bond Fund

Sovereign U.S. Government
Income Fund

Strategic Income Fund

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

--------------------------------------------------------------------------------

A fund-by-fund look at goals,   Government Income Fund                         4
strategies, risks, expenses
and financial history.          High Yield Bond Fund                           6

                                Intermediate Maturity Government Fund          8

                                Limited-Term Government Fund                  10

                                Sovereign Bond Fund                           12

                                Sovereign U.S. Government Income Fund         14

                                Strategic Income Fund                         16

Policies and instructions       Your account
for opening, maintaining        Choosing a share class                        18
and closing an account          How sales charges are calculated              18
in any income fund.             Sales charge reductions and waivers           19
                                Opening an account                            20
                                Buying shares                                 21
                                Selling shares                                22
                                Transaction policies                          24
                                Dividends and account policies                24
                                Additional investor services                  25

Details that apply to the       Fund details
income funds as a group.        Business structure                            26
                                Sales compensation                            27
                                More about risk                               29

                                For more information                  back cover

Overview

--------------------------------------------------------------------------------

GOAL OF THE INCOME FUNDS

John Hancock income funds seek current income without sacrificing total return. Some of the funds also invest for stability of principal. Each fund has its own strategy and its own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o  are seeking a regular stream of income

o are seeking higher potential returns than money market funds and are willing to accept moderate risk of volatility

o  want to diversify their portfolios

o are seeking a mutual fund for the income portion of an asset allocation portfolio

o  are retired or nearing retirement

Income funds may NOT be appropriate if you:

o  are investing for maximum return over a long time horizon

o  require absolute stability of your principal

THE MANAGEMENT FIRM


All John Hancock income funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $22 billion in assets.


Fund Information Key
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip art] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[Clip art] Risk factors The major risk factors associated with the fund.

[Clip art] Portfolio management The individual or group designated by the investment adviser to handle the fund's day-to-day management.

[Clip art] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[Clip art] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

Government Income Fund

REGISTRANT NAME: JOHN HANCOCK BOND TRUST
                              TICKER SYMBOL     CLASS A: JHGIX    CLASS B: TSGIX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[Clip art] The fund seeks to earn a high level of current income consistent with preservation of capital. To pursue this goal, the fund invests primarily in U.S. Government and agency securities of any maturity, as described below. Stability of share price is a secondary goal.

PORTFOLIO SECURITIES
[Clip art] Under normal circumstances, the fund invests at least 80% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries, mortgage-backed securities such as Ginnie Maes, Freddie Macs and Fannie Maes, and repurchase agreements and forward commitments involving these securities.


For liquidity and flexibility, the fund may place up to 20% of assets in high-quality short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including asset-backed securities, U.S. dollar-denominated foreign government securities and derivative and leveraged investments, and may engage in other investment practices. Investments in asset-backed and foreign government securities must be in the two highest and four highest rating categories, respectively, or if unrated, be of comparable quality. Up to 10% of assets may be invested in foreign government bonds rated BB/Ba or B (junk bonds).


RISK FACTORS
[Clip art] As with most income funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page
29. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions.

The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT
[Clip art] Barry H. Evans, CFA, leader of the fund's portfolio management team since January 1995, is a senior vice president of the adviser. He has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                Class A     Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)             4.50%       none
Maximum sales charge imposed on
reinvested dividends                            none        none
Maximum deferred sales charge                   none(1)     5.00%
Redemption fee(2)                               none        none
Exchange fee                                    none        none


--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                  0.63%       0.63%
12b-1 fee(3)                                    0.25%       1.00%
Other expenses                                  0.25%       0.25%
Total fund operating expenses                   1.13%       1.88%


Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
Share class                         Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                      $56      $79      $104     $176
Class B shares
  Assuming redemption
  at end of period                  $69      $89      $122     $200
  Assuming no redemption            $19      $59      $102     $200


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4  GOVERNMENT INCOME FUND

FINANCIAL HIGHLIGHTS

[Clip art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The table below was represented as a bar graph in the printed material.]


Volatility, as indicated by Class B
year-by-year total investment return (%)  2.40(6)  10.22  3.71  14.38  8.81  9.86  (6.42)  14.49  3.84  2.02(6)
(scale varies from fund to fund)                                                                        seven
                                                                                                        months

------------------------------------------------------------------------------------------------------------------------------------
Class A - year ended:                                                              10/94(1)      10/95(2)       10/96      5/97(3)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                  $8.85         $8.75       $9.32       $9.07
Net investment income (loss)                                                           0.06          0.72        0.65(4)     0.37(4)
Net realized and unrealized gain (loss) on investments                                (0.10)         0.57       (0.25)      (0.14)
Total from investment operations                                                      (0.04)         1.29        0.40        0.23
Less distributions:
  Dividends from net investment income                                                (0.06)        (0.72)      (0.65)      (0.37)
Net asset value, end of period                                                        $8.75         $9.32       $9.07       $8.93
Total investment return at net asset value(5) (%)                                     (0.45)(6)      15.3        4.49        2.57(6)
Total adjusted investment return at net asset value(5) (%)                            (0.46)(6)     15.28
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                            223       470,569      396,323     359,758
Ratio of expenses to average net assets(7) (%)                                         0.12(6)       1.19        1.17        1.13(8)
Ratio of net investment income (loss) to average net assets(7) (%)                     0.71(6)       7.38        7.10        7.06(8)
Portfolio turnover rate (%)                                                              92           102(9)      106         129
Debt outstanding at end of period (000s omitted)(10) ($)                                0.0            --          --          --
Average daily amount of debt outstanding during the period (000s omitted)(10) ($)       349           N/A         N/A         N/A
Average monthly number of shares outstanding during the period (000s omitted)        28,696           N/A         N/A         N/A
Average daily amount of debt outstanding per share during the period(10) ($)           0.01           N/A         N/A         N/A

--------------------------------------------------------------------------------------------------------------------------------
Class B - year ended:                                          10/88(1)      10/89      10/90    10/91     10/92        10/93
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                           $10.58       $10.01      $9.98    $9.37     $9.79        $9.83
Net investment income (loss)                                     0.69(4)      0.98       0.88     0.89      0.80         0.70
Net realized and unrealized gain (loss) on investments          (0.45)       (0.01)     (0.54)    0.40      0.03         0.24
Total from investment operations                                 0.24         0.97       0.34     1.29      0.83         0.94
Less distributions
  Dividends from net investment income                          (0.64)       (1.00)     (0.95)   (0.87)    (0.79)       (0.72)
  Distributions from net realized gain on investments sold      (0.17)          --         --       --        --           --
  Total distributions                                           (0.81)       (1.00)     (0.95)   (0.87)    (0.79)       (0.72)
Net asset value, end of period                                 $10.01        $9.98      $9.37    $9.79     $9.83       $10.05
Total investment return at net asset value(5) (%)                2.40(6)     10.22       3.71    14.38      8.81(7)      9.86(7)
Total adjusted investment return at net asset value(5,11) (%)    1.02(6)      9.40       3.67       --      8.66         9.85
Ratios and supplemental data
Net assets end of period (000s omitted) ($)                     6,966       26,568     64,707  129,014   225,540      293,413
Ratio of expenses to average net assets (%)                      1.38(6)      2.00       2.00     2.00      2.00(7)      2.00(7)
Ratio of adjusted expenses to average net assets(12) (%)         2.76(6)      2.82       2.04       --        --           --
Ratio of net investment income (loss) to
average net assets (%)                                           6.34(6)      9.64       9.22     9.09      8.03(7)      7.06(7)
Ratio of adjusted net investment income (loss) to
average net assets(12) (%)                                       4.96(6)      8.82       9.18       --        --           --
Portfolio turnover rate (%)                                       174          151         83      162       112          138
Fee reduction per share ($)                                      0.15         0.08      0.004       --        --           --
Debt outstanding at end of period (000s omitted)(10) ($)           --           --         --       --         0            0
Average daily amount of debt outstanding during the
period (000s omitted)(10) ($)                                      --           --         --       --     6,484          503
Average monthly number of shares outstanding during
the period (000s omitted)                                          --           --         --       --    18,572       26,378
Average daily amount of debt outstanding per share
during the period(10) ($)                                          --           --         --       --      0.35         0.02

-----------------------------------------------------------------------------------------------------------------
Class B - year ended:                                           10/94        10/95(2)      10/96        5/97(3)
-----------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                            $10.05        $8.75        $9.32         $9.08
Net investment income (loss)                                      0.65         0.65         0.58(4)       0.33(4)
Net realized and unrealized gain (loss) on investments           (1.28)        0.57        (0.24)        (0.15)
Total from investment operations                                 (0.63)        1.22         0.34          0.18
Less distributions
  Dividends from net investment income                           (0.65)       (0.65)       (0.58)        (0.33)
  Distributions from net realized gain on investments sold       (0.02)          --           --            --
  Total distributions                                            (0.67)       (0.65)       (0.58)        (0.33)
Net asset value, end of period                                   $8.75        $9.32        $9.08         $8.93
Total investment return at net asset value(5) (%)                (6.42)(7)    14.49(7)      3.84          2.02(6)
Total adjusted investment return at net asset value(5,11) (%)    (6.43)       14.47           --            --
Ratios and supplemental data
Net assets end of period (000s omitted) ($)                    241,061      226,954      178,124       153,390
Ratio of expenses to average net assets (%)                       1.93(7)      1.89(7)      1.90          1.87(8)
Ratio of adjusted expenses to average net assets(12) (%)            --           --           --            --
Ratio of net investment income (loss) to
average net assets (%)                                            6.98(7)      7.26(7)      6.37          6.32(8)
Ratio of adjusted net investment income (loss) to
 average net assets(12) (%)                                         --           --           --            --
Portfolio turnover rate (%)                                         92          102(9)       106           129
Fee reduction per share ($)                                         --           --           --            --
Debt outstanding at end of period (000s omitted)(10) ($)             0           --           --            --
Average daily amount of debt outstanding during the
period (000s omitted)(10) ($)                                      349          N/A          N/A           N/A
Average monthly number of shares outstanding during
the period (000s omitted)                                       28,696          N/A          N/A           N/A
Average daily amount of debt outstanding per share
during the period(10) ($)                                         0.01          N/A          N/A           N/A

(1) Class A and Class B shares commenced operations on September 30, 1994 and February 23, 1988, respectively.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)   Effective May 31, 1997, the fiscal year end changed from October 31 to May
      31.
(4)   Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)   Not annualized.
(7) Excludes interest expense, which equals 0.04% for Class A for the year ended October 31, 1995 and 0.15%, 0.01%, 0.01% and 0.02% for Class B for the years ended October 31, 1992, 1993, 1994 and 1995, respectively.
(8)   Annualized.
(9)   Portfolio turnover rate excludes merger activity.
(10) Debt outstanding consists of reverse repurchase agreements entered into during the year.
(11) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(12)  Unreimbursed, without fee reduction.



                                                        GOVERNMENT INCOME FUND 5

High Yield Bond Fund

REGISTRANT NAME: JOHN HANCOCK BOND TRUST
                               TICKER SYMBOL      CLASS A: JHHBX  CLASS B: TSHYX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[Clip art] The fund seeks to maximize current income without assuming undue risk. To pursue this goal, the fund invests primarily in junk bonds, i.e. lower-rated, higher-yielding debt securities.

Because the performance of junk bonds has historically been influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook.

The fund also seeks capital appreciation, but only when consistent with its primary goal.


PORTFOLIO SECURITIES
[Clip art] Under normal circumstances, the fund invests at least 65% of assets in bonds rated lower than BBB/Baa and their unrated equivalents. Up to 30% of assets may be invested in bonds rated CC/Ca. Up to 40% of assets may be invested in the securities of issuers in the electric utility and telephone industries. For all other industries, the limitation is 25% of assets.


Types of bonds include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations.

The fund may also invest up to 20% of net assets in U.S. or foreign equities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including restricted securities, and may engage in other investment practices.


RISK FACTORS
[Clip art] Investors should expect greater fluctuations in share price, yield and total return compared with less aggressive bond funds. These fluctuations, whether positive or negative, may be sharp and unanticipated.

Issuers of junk bonds are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared with issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. Before you invest, please read "More about risk" starting on page 29.

PORTFOLIO MANAGEMENT
[Clip art] Arthur N. Calavritinos, CFA, leader of the fund's portfolio management team since July 1995, is a vice president of the adviser. He joined John Hancock Funds in 1988 and has been in the investment business since 1987.


--------------------------------------------------------------------------------
INVESTOR EXPENSES
[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                Class A     Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)             4.50%       none
Maximum sales charge imposed on
reinvested dividends                            none        none
Maximum deferred sales charge                   none(1)     5.00%
Redemption fee(2)                               none        none
Exchange fee                                    none        none


--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                  0.54%       0.54%
12b-1 fee(3)                                    0.25%       1.00%
Other expenses                                  0.25%       0.25%
Total fund operating expenses                   1.04%       1.79%


Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
Share class                         Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                      $55      $77      $100     $166
Class B shares
  Assuming redemption
  at end of period                  $68      $86      $117     $191
  Assuming no redemption            $18      $56      $97      $191


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6  HIGH YIELD BOND FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[Clip art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The table below was represented as a bar graph in the printed material.]


Volatility, as indicated by Class B
year-by-year total investment return (%)  (0.10)(6)  9.77  (4.51)  (8.04)  34.21  11.56  21.76  (1.33)  7.97  15.24  10.06(6)
(scale varies from fund to fund)                                                                                     seven
                                                                                                                     months

------------------------------------------------------------------------------------------------------------------------------------
Class A - year ended:                                                   10/93(1)         10/94      10/95(2)  10/96      5/97(3)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                       $8.10         $8.23       $7.33    $7.20       $7.55
Net investment income (loss)                                                0.33          0.80(4)     0.72     0.76(4)     0.45
Net realized and unrealized gain (loss) on investments                      0.09         (0.83)      (0.12)    0.35        0.32
Total from investment operations                                            0.42         (0.03)       0.60     1.11        0.77
Less distributions:
  Dividends from net investment income                                     (0.29)        (0.82)      (0.73)   (0.76)      (0.45)
  Distributions from net realized gain on investments sold                    --         (0.05)         --       --          --
  Total distributions                                                      (0.29)        (0.87)      (0.73)   (0.76)      (0.45)
Net asset value, end of period                                             $8.23         $7.33       $7.20    $7.55       $7.87
Total investment return at net asset value(5) (%)                           4.96(6)      (0.59)       8.83    16.06       10.54(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                               2,344        11,696      26,452   52,792      97,925
Ratio of expenses to average net assets (%)                                 0.91(7)       1.16        1.16     1.10        1.05(7)
Ratio of net investment income (loss) to average net assets (%)            12.89(7)      10.14       10.23    10.31       10.19(7)
Portfolio turnover rate (%)                                                  204           153          98      113          78
Average Brokerage Commission Rate(8)($)                                       --            --          --      N/A      0.0583

------------------------------------------------------------------------------------------------------------------------------
Class B - year ended:                                          10/87(1)      10/88      10/89    10/90     10/91        10/92
------------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                            $9.95        $9.94      $9.70    $8.14     $6.45        $7.44
Net investment income (loss)                                     0.01         1.07(4)    1.16     1.09      0.98         0.87
Net realized and unrealized gain (loss) on investments          (0.02)       (0.14)     (1.55)   (1.68)     1.06        (0.04)
Total from investment operations                                (0.01)        0.93      (0.39)   (0.59)     2.04         0.83
Less distributions:
  Dividends from net investment income                             --        (1.17)     (1.14)   (1.09)    (0.98)       (0.84)
  Distributions from net realized gain on investments sold         --           --         --       --        --           --
  Distributions from capital paid-in                               --           --      (0.03)   (0.01)    (0.07)          --
  Total distributions                                              --        (1.17)     (1.17)   (1.10)    (1.05)       (0.84)
Net asset value, end of period                                  $9.94        $9.70      $8.14    $6.45     $7.44        $7.43
Total investment return at net asset value(5) (%)               (0.10)(5)     9.77      (4.51)   (8.04)    34.21        11.56
Total adjusted investment return at net asset value(5,9) (%)    (0.41)(5)     9.01      (4.82)   (8.07)       --           --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      110       20,852     33,964   37,097    72,023       98,560
Ratio of expenses to average net assets (%)                      0.03(6)      2.00       2.20     2.22      2.24         2.25
Ratio of adjusted expenses to average net assets(10) (%)         0.34(6)      2.76       2.51     2.25        --           --
Ratio of net investment income (loss) to average net assets (%)  0.09(6)     10.97      12.23    14.59     13.73        11.09
Ratio of adjusted net investment income (loss) to average
net assets(10) (%)                                              (0.22)(6)    10.21      11.92    14.56        --           --
Portfolio turnover rate (%)                                         0           60        100       96        93          206
Fee reduction per share ($)                                      0.03         0.07       0.03    0.002        --           --
Average Brokerage Commission Rate(8)($)                            --           --         --       --        --           --

---------------------------------------------------------------------------------------------------------------------------
Class B - year ended:                                            10/93        10/94      10/95(2)        10/96    5/97(3)
---------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                             $7.43        $8.23        $7.33         $7.20     $7.55
Net investment income (loss)                                      0.80         0.74(4)      0.67          0.70(4)   0.42
Net realized and unrealized gain (loss) on investments            0.75        (0.83)       (0.13)         0.35      0.32
Total from investment operations                                  1.55        (0.09)        0.54          1.05      0.74
Less distributions:
  Dividends from net investment income                           (0.75)       (0.76)       (0.67)        (0.70)    (0.42)
  Distributions from net realized gain on investments sold          --        (0.05)          --            --        --
  Distributions from capital paid-in                                --           --           --            --        --
  Total distributions                                            (0.75)       (0.81)       (0.67)        (0.70)    (0.42)
Net asset value, end of period                                   $8.23        $7.33        $7.20         $7.55     $7.87
Total investment return at net asset value(5) (%)                21.76        (1.33)        7.97         15.24     10.06(6)
Total adjusted investment return at net asset value(5,9) (%)        --           --           --            --        --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                   154,214      160,739      180,586       242,944   379,024
Ratio of expenses to average net assets (%)                       2.08         1.91         1.89          1.82      1.80(7)
Ratio of adjusted expenses to average net assets(10) (%)            --           --           --            --        --
Ratio of net investment income (loss) to average net assets (%)  10.07         9.39         9.42          9.49      9.45(7)
Ratio of adjusted net investment income (loss) to average
net assets(10) (%)                                                  --           --           --            --        --
Portfolio turnover rate (%)                                        204          153           98           113        78
Fee reduction per share ($)                                         --           --           --            --        --
Average Brokerage Commission Rate(8)($)                             --           --           --           N/A    0.0583

(1) Class A and Class B shares commenced operations on June 30, 1993 and October 26, 1987, respectively.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)   Effective May 31, 1997, the fiscal year changed from October 31 to May 31.
(4)   Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)   Not annualized.
(7)   Annualized.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(9) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(10)  Unreimbursed, without fee reduction.



                                                          HIGH YIELD BOND FUND 7

Intermediate Maturity Government Fund

REGISTRANT NAME: JOHN HANCOCK BOND TRUST
                               TICKER SYMBOL      CLASS A: TAUSX  CLASS B: TSUSX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[Clip art] The fund seeks to earn a high level of current income consistent with preservation of capital and maintenance of liquidity. To pursue this goal, the fund invests primarily in U.S. Government securities of any maturity, as described below. The fund's weighted average maturity will typically be between three and ten years.


PORTFOLIO SECURITIES
[Clip art] Under normal circumstances, the fund invests at least 80% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries and mortgage-backed securities such as Ginnie Maes and Fannie Maes. The fund may invest up to 20% in asset-backed securities or corporate debt securities rated AAA/Aaa and their unrated equivalents.

For liquidity and flexibility, the fund may place up to 20% of assets in high-quality short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.


RISK FACTORS
[Clip art] As with most income funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page
29. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions.

The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT
[Clip art] Roger C. Hamilton, leader of the fund's portfolio management team since January 1992 (with the fund's previous adviser), is a vice president of the adviser. He joined John Hancock Funds in December 1994 and has been in the investment business since 1980.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                      Class A     Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                   3.00%       none
Maximum sales charge imposed on
reinvested dividends                                  none        none
Maximum deferred sales charge                         none(1)     3.00%
Redemption fee(2)                                     none        none
Exchange fee                                          none        none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee (after expense limitation)(3)          0.00%       0.00%
12b-1 fee                                             0.25%       1.00%
Other expenses (after limitation)(3)                  0.50%       0.50%
Total fund operating expenses (after limitation)(3)   0.75%       1.50%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                         Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                      $37      $53      $70      $120
Class B shares
  Assuming redemption
  at end of period                  $45      $67      $82      $131
  Assuming no redemption            $15      $47      $82      $131

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.


(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser's temporary agreement to limit expenses (except for 12b-1 and other class-specific expenses). Without this limitation, management fees would be 0.40% for each class, other expenses would be 1.27% for each class and total fund operating expenses would be 1.92% for Class A and 2.67% for Class B.



8  INTERMEDIATE MATURITY GOVERNMENT FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[Clip art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The table below was represented as a bar graph in the printed material.]


Volatility, as indicated by Class A
year-by-year total investment return (%)  1.96(7)  6.08  2.51  3.98  5.60  4.56  2.13(7)
(scale varies from fund to fund)                                                  two
                                                                                 months

------------------------------------------------------------------------------------------------------------------------------------
Class A - year ended:                                        3/92(1)        3/93     3/94   3/95(2)    3/96        3/97   5/97(3)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                          $10.00      $10.03   $10.05    $9.89    $9.79       $9.69    $9.37
Net investment income (loss)                                    0.17        0.58     0.41     0.49     0.62        0.67     0.11(4)
Net realized and unrealized gain (loss) on investments          0.03        0.02    (0.16)   (0.11)   (0.08)      (0.25)    0.09
Total from investment operations                                0.20        0.60     0.25     0.38     0.54        0.42     0.20
Less distributions:
  Dividends from net investment income                         (0.17)      (0.58)   (0.41)   (0.48)   (0.64)      (0.66)   (0.11)
Distributions from net realized gain on investments sold          --          --       --       --       --       (0.08)      --
Total distributions                                            (0.17)      (0.58)   (0.41)   (0.48)   (0.64)      (0.74)   (0.11)
Net asset value, end of period                                $10.03      $10.05    $9.89    $9.79    $9.69       $9.37    $9.46
Total investment return at net asset value(5) (%)               1.96(7)     6.08     2.51     3.98     5.60        4.56     2.13(7)
Total adjusted investment return at net asset value(5,6) (%)    1.68(7)     5.53     2.27     3.43     4.83        4.19     1.93(7)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                  13,775      33,273   24,310   12,950   29,024      22,043   22,755
Ratio of expenses to average net assets(8) (%)                  0.50(9)     0.50     0.75     0.80     0.75        0.75     0.75(9)
Ratio of adjusted expenses to average net assets(8,10) (%)      1.62(9)     1.05     0.99     1.35     1.45        1.12     1.92(9)
Ratio of net investment income (loss) to average
net assets (%)                                                  6.47(9)     5.47     4.09     4.91     6.49        6.99     7.07(9)
Ratio of adjusted net investment income (loss) to average
assets(10) (%)                                                  5.35(9)     4.92     3.85     4.36     5.79        6.62     5.90(9)
Fee reduction per share(4) ($)                                  0.11        0.06     0.02     0.05     0.07        0.04     0.02
Portfolio turnover rate (%)                                        1         186      244      341      423(11)     427       77

------------------------------------------------------------------------------------------------------------------------------------
Class B - year ended:                                        3/92(1)        3/93     3/94   3/95(2)     3/96       3/97   5/97(3)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                          $10.00      $10.03   $10.05    $9.89     $9.79      $9.69    $9.37
Net investment income (loss)                                    0.15        0.51     0.34     0.43      0.57       0.60     0.10(4)
Net realized and unrealized gain (loss) on investments          0.03        0.02    (0.16)   (0.11)    (0.10)     (0.24)    0.09
Total from investment operations                                0.18        0.53     0.18     0.32      0.47       0.36     0.19
Less distributions:
  Dividends from net investment income                         (0.15)      (0.51)   (0.34)   (0.42)    (0.57)     (0.60)   (0.10)
Distribution from net realized gain on investments sold           --          --       --       --        --      (0.08)      --
Total distributions                                            (0.15)      (0.51)   (0.34)   (0.42)    (0.57)     (0.68)   (0.10)
Net asset value, end of period                                $10.03      $10.05    $9.89    $9.79     $9.69      $9.37    $9.46
Total investment return at net asset value(5) (%)               1.80(7)     5.40     1.85     3.33      4.92       3.84     2.01(7)
Total adjusted investment return at net asset value(5,6)        1.52(7)     4.85     1.61     2.78      4.15       3.47     1.81(7)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                   1,630      13,753   11,626    9,506     8,532      6,779    6,451
Ratio of expenses to average net assets(8) (%)                  1.15(9)     1.15     1.40     1.45      1.40       1.43     1.50(9)
Ratio of adjusted expenses to average net
assets(8,10) (%)                                                2.27(9)     1.70     1.64     2.00      2.10       1.80     2.67(9)
Ratio of net investment income (loss) to average
net assets (%)                                                  5.85(9)     4.82     3.44     4.26      5.80       6.30     6.04(9)
Ratio of adjusted net investment income (loss) to
average assets(10) (%)                                          4.73(9)     4.27     3.20     3.71      5.10       5.93     4.87(9)
Fee reduction per share(4) ($)                                  0.11        0.06     0.02     0.05      0.07       0.04     0.02
Portfolio turnover rate (%)                                        1         186      244      341       423(11)    427       77

(1)   Class A and Class B shares commenced operations on December 31, 1991.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)   Effective May 31, 1997, the fiscal year end changed from March 31 to May
      31.
(4)   Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7)   Not annualized.
(8) Beginning on December 31, 1991 (commencement of operations) through March 31, 1995, the expenses used in the ratios represented the expenses of the fund plus expenses incurred indirectly from the Adjustable U.S. Government fund (the "Portfolio"), the mutual fund in which the fund invested all of its assets. The expenses used in the ratios for the fiscal year ended March 31, 1996 include the expenses of the Portfolio through September 22, 1995.
(9)   Annualized.
(10)  Unreimbursed, without fee reduction.
(11)  Portfolio turnover rate excludes merger activity.



                                        INTERMEDIATE MATURITY GOVERNMENT FUND  9

Limited-Term Government Fund

REGISTRANT NAME: JOHN HANCOCK LIMITED-TERM GOVERNMENT FUND
                                    TICKER SYMBOL CLASS A: JHNLX  CLASS B: JHLBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[Clip art] The fund seeks to provide current income and security of principal. To pursue this goal, the fund invests primarily in U.S. Government and agency securities, as described below. The fund's securities may be of any maturity, although a substantial portion typically will have maturities of ten years or less.

PORTFOLIO SECURITIES
[Clip art] Under normal circumstances, the fund invests at least 80% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries and mortgage-backed securities such as Ginnie Maes and Fannie Maes.

For liquidity and flexibility, the fund may place up to 20% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, and may engage in other investment practices.

RISK FACTORS
[Clip art] In seeking to maintain a relatively stable share price, the fund may sacrifice opportunities for higher yields. At the same time, its share price will fluctuate to some extent with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page 29.

Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions. The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT
[Clip art] Barry H. Evans, CFA, leader of the fund's portfolio management team since January 1995, is a senior vice president of the adviser. He has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                Class A     Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)             3.00%       none
Maximum sales charge imposed on
reinvested dividends                            none        none
Maximum deferred sales charge                   none(1)     3.00%
Redemption fee(2)                               none        none
Exchange fee                                    none        none


--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                  0.60%       0.60%
12b-1 fee(3)                                    0.30%       1.00%
Other expenses                                  0.44%       0.44%
Total fund operating expenses                   1.34%       2.04%


Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
Share class                         Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                      $43      $71      $101     $186
Class B shares
  Assuming redemption
  at end of period                  $51      $84      $110     $195
  Assuming no redemption            $21      $64      $110     $195


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


10  LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The table below was represented as a bar graph in the printed material.]


Volatility, as indicated by Class A
year-by-year total investment return (%)  (0.49)  5.67  11.59  7.75  12.54  4.19  7.13  (1.31)  11.23  3.45  1.64(4)
(scale varies from fund to fund)                                                                              five
                                                                                                             months

----------------------------------------------------------------------------------------------------------------------------
Class A - year ended:                                              12/87     12/88      12/89     12/90     12/91     12/92
----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $9.71     $8.83      $8.56     $8.73     $8.61     $8.97
Net investment income (loss)                                        0.78      0.77       0.79      0.74      0.67      0.54
Net realized and unrealized gain (loss) on investments             (0.83)    (0.28)      0.18     (0.11)     0.36     (0.18)
Total from investment operations                                   (0.05)     0.49       0.97      0.63      1.03      0.36
Less distributions:
  Dividends from net investment income                             (0.83)    (0.76)     (0.80)    (0.75)    (0.67)    (0.54)
  Distributions from net realized gain on investments sold            --        --         --        --        --     (0.02)
  Total distributions                                              (0.83)    (0.76)     (0.80)    (0.75)    (0.67)    (0.56)
Net asset value, end of period                                     $8.83     $8.56      $8.73     $8.61     $8.97     $8.77
Total investment return at net asset value(3) (%)                  (0.49)     5.67      11.59      7.75     12.54      4.19
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     202,924   192,315    179,065   176,329   211,322   259,170
Ratio of expenses to average net assets (%)                         0.97      1.02       1.01      1.53      1.44      1.55
Ratio of net investment income (loss) to average net assets (%)     8.52      8.71       8.98      8.56      7.72      6.13
Portfolio turnover rate (%)                                            7        12         26        75       134       185

-------------------------------------------------------------------------------------------------------------------------
Class A - year ended:                                              12/93     12/94       12/95       12/96     5/97(1)
-------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $8.77     $8.80       $8.31       $8.73       $8.52
Net investment income (loss)                                        0.48      0.38(2)     0.50(2)     0.50(2)     0.22(2)
Net realized and unrealized gain (loss) on investments              0.14     (0.49)       0.42       (0.21)      (0.08)
Total from investment operations                                    0.62     (0.11)       0.92        0.29        0.14
Less distributions:
  Dividends from net investment income                             (0.48)    (0.38)      (0.50)      (0.50)      (0.22)
  Distributions from net realized gain on investments sold         (0.11)       --          --          --          --
  Total distributions                                              (0.59)    (0.38)      (0.50)      (0.50)      (0.22)
Net asset value, end of period                                     $8.80     $8.31       $8.73       $8.52       $8.44
Total investment return at net asset value(3) (%)                   7.13     (1.31)      11.23        3.45        1.64(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     262,903   218,846     198,681     175,995     158,218
Ratio of expenses to average net assets (%)                         1.51      1.41        1.36        1.37        1.34(5)
Ratio of net investment income (loss) to average net assets (%)     5.34      4.39        5.76        5.81        6.23(5)
Portfolio turnover rate (%)                                          175       155         105         166         142

---------------------------------------------------------------------------------------------------------------------
Class B - year ended:                                                 12/94(6)       12/95       12/96      5/97(1)
---------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                   $8.77         $8.31       $8.73       $8.52
Net investment income (loss)                                            0.30(2)       0.45(2)     0.44(2)     0.19(2)
Net realized and unrealized gain (loss) on investment                  (0.46)         0.42       (0.21)      (0.08)
Total from investment operations                                       (0.16)         0.87        0.23        0.11
Less distributions:
  Dividends from net investment income                                 (0.30)        (0.45)      (0.44)      (0.19)
Net asset value, end of period                                         $8.31         $8.73       $8.52       $8.44
Total investment return at net asset value(3) (%)                      (1.84)(4)     10.60        2.72        1.34(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           7,111        10,765      10,472      10,493
Ratio of expenses to average net assets (%)                             2.12(5)       1.93        2.08        2.04(5)
Ratio of net investment income (loss) to average net assets (%)         3.70(5)       5.21        5.10        5.53(5)
Portfolio turnover rate (%)                                              155           105         166         142

(1) Effective May 31, 1997, the fiscal year end changed from December 31 to May 31.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6)   Class B shares commenced operations on January 3, 1994.



                                                 LIMITED-TERM GOVERNMENT FUND 11

Sovereign Bond Fund

REGISTRANT NAME: JOHN HANCOCK SOVEREIGN BOND FUND
                               TICKER SYMBOL      CLASS A: JHNBX  CLASS B: JHBBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[Clip art] The fund seeks to generate a high level of current income consistent with prudent investment risk. To pursue this goal, the fund invests in a diversified portfolio of marketable debt securities. These securities are primarily investment grade, although up to 25% of them may be junk bonds rated as low as CC/Ca and their unrated equivalents. The fund does not concentrate its investments in any particular industry.

PORTFOLIO SECURITIES
[Clip art] Under normal circumstances, the fund invests at least 65% of assets in corporate and government bonds and debentures. Typically, at least three-quarters of these debt securities (excluding commercial paper) will be:
o securities of any type of issuer that are rated among the four highest Moody's or S&P rating categories and their unrated equivalents
o  U.S. Government and agency securities

The fund may invest up to 25% of assets in U.S. dollar-denominated foreign securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including asset-backed securities and derivatives and leveraged investments, and may engage in other investment practices.

RISK FACTORS
[Clip art] Investors should expect fluctuations in share price, yield and total return, particularly with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities. To the extent that it invests in certain securities, the fund may be affected by additional risks:
o  junk bonds: above-average credit, market and other risks
o  foreign securities: currency, information, natural event and political risks
o  mortgage-backed securities: extension and prepayment risks

These risks are defined in "More about risk" starting on page 29. The longer the fund's average weighted maturity, the more it is likely to be affected by a change in interest rates. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT
[Clip art] James K. Ho, CFA, leader of the fund's portfolio management team since March 1988, is an executive vice president of the adviser. He joined John Hancock Funds in 1985 and has been in the investment business since 1977.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past fiscal year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                Class A     Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)             4.50%       none
Maximum sales charge imposed on
reinvested dividends                            none        none
Maximum deferred sales charge                   none(1)     5.00%
Redemption fee(2)                               none        none
Exchange fee                                    none        none


--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                  0.50%       0.50%
12b-1 fee(3)                                    0.30%       1.00%
Other expenses                                  0.31%       0.31%
Total fund operating expenses                   1.11%       1.81%


Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
Share class                         Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                      $56      $78      $103     $173
Class B shares
  Assuming redemption
  at end of period                  $69      $87      $118     $194
  Assuming no redemption            $19      $57      $98      $194


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


12  SOVEREIGN BOND FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[Clip art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The table below was represented as a bar graph in the printed material.]


Volatility, as indicated by Class A
year-by-year total investment return (%)  1.58  9.82  12.13  6.71  16.59  8.08  11.80  (2.75)  19.40  4.11  2.22(3)
(scale varies from fund to fund)                                                                             five
                                                                                                            months

-------------------------------------------------------------------------------------------------------------------------------
Class A - year ended:                                       12/87       12/88       12/89       12/90       12/91       12/92
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                       $15.89      $14.53      $14.51      $14.77      $14.33      $15.31
Net investment income (loss)                                 1.40        1.44        1.43        1.32        1.29        1.20
Net realized and unrealized gain (loss) on
investments and financial futures contracts                 (1.17)      (0.06)       0.27       (0.40)       0.98       (0.01)
Total from investment operations                             0.23        1.38        1.70        0.92        2.27        1.19
Less distributions:
  Dividends from net investment income                      (1.53)      (1.40)      (1.44)      (1.35)      (1.29)      (1.21)
  Distributions from net realized gain on
  investments sold and financial futures contracts          (0.06)         --          --          --          --          --
  Distributions from capital paid-in                           --          --          --       (0.01)         --          --
  Total distributions                                       (1.59)      (1.40)      (1.44)      (1.36)      (1.29)      (1.21)
Net asset value, end of period                             $14.53      $14.51      $14.77      $14.33      $15.31      $15.29
Total investment return at net asset value(2) (%)            1.58        9.82       12.13        6.71       16.59        8.08
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)            1,095,208   1,103,691   1,110,394   1,103,391   1,249,980   1,386,260
Ratio of expenses to average net assets (%)                  0.82        0.82        0.80        1.31        1.27        1.44
Ratio of net investment income (loss) to
average net assets (%)                                       9.32        9.77        9.68        9.18        8.81        7.89
Portfolio turnover rate (%)                                   159          66          64          92          90          87

-----------------------------------------------------------------------------------------------------------------------
Class A - year ended:                                       12/93       12/94       12/95          12/96     5/97(1)
-----------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                       $15.29      $15.53      $13.90         $15.40      $14.90
Net investment income (loss)                                 1.14        1.12        1.12           1.09        0.44
Net realized and unrealized gain (loss) on
investments and financial futures contracts                  0.62       (1.55)       1.50          (0.50)      (0.12)
Total from investment operations                             1.76       (0.43)       2.62           0.59        0.32
Less distributions:
  Dividends from net investment income                      (1.14)      (1.12)      (1.12)         (1.09)      (0.44)
  Distributions from net realized gain on
  investments sold and financial futures contracts          (0.38)      (0.08)         --             --          --
  Distributions from capital paid-in                           --          --          --             --          --
  Total distributions                                       (1.52)      (1.20)      (1.12)         (1.09)      (0.44)
Net asset value, end of period                             $15.53      $13.90      $15.40         $14.90      $14.78
Total investment return at net asset value(2) (%)           11.80       (2.75)      19.40           4.11        2.22(3)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)            1,505,754   1,326,058   1,535,204      1,416,116   1,361,924
Ratio of expenses to average net assets (%)                  1.41        1.26        1.13           1.14        1.11(4)
Ratio of net investment income (loss) to
average net assets (%)                                       7.18        7.74        7.58           7.32        7.38(4)
Portfolio turnover rate (%)                                   107          85         103(5)         123          58

------------------------------------------------------------------------------------------------------------------------------------
Class B - year ended:                                                   12/93(6)         12/94       12/95    12/96      5/97(1)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                      $15.90        $15.52      $13.90   $15.40      $14.90
Net investment income (loss)                                                0.11          1.04        1.02     0.98        0.40
Net realized and unrealized gain (loss) on investments and
financial futures contracts                                                   --         (1.54)       1.50    (0.50)      (0.12)
Total from investment operations                                            0.11         (0.50)       2.52     0.48        0.28
Less distributions:
  Dividends from net investment income                                     (0.11)        (1.04)      (1.02)   (0.98)      (0.40)
  Distributions from net realized gain on investments sold
  and financial futures contracts                                          (0.38)        (0.08)         --       --          --
  Total distributions                                                      (0.49)        (1.12)      (1.02)   (0.98)      (0.40)
Net asset value, end of period                                            $15.52        $13.90      $15.40   $14.90      $14.78
Total investment return at net asset value(2) (%)                           0.90(3)      (3.13)      18.66     3.38        1.93(3)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                               4,125        40,299      98,739   134,112     132,885
Ratio of expenses to average net assets (%)                                 1.63(4)       1.78        1.75     1.84        1.81(4)
Ratio of net investment income (loss) to average net assets (%)             0.57(4)       7.30        6.87     6.62        6.68(4)
Portfolio turnover rate (%)                                                  107            85         103(5)   123          58

(1) Effective May 31, 1997, the fiscal year end changed from December 31 to May 31.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)   Not annualized.
(4)   Annualized.
(5)   Portfolio turnover excludes merger activity.
(6)   Class B shares commenced operations on November 23, 1993.



                                                          SOVEREIGN BOND FUND 13

Sovereign U.S. Government Income Fund

REGISTRANT NAME: JOHN HANCOCK STRATEGIC SERIES
                               TICKER SYMBOL      CLASS A: JHSGX  CLASS B: FGOPX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[Clip art] The fund seeks to provide as high a level of income as is consistent with long-term total return. To pursue this goal, the fund invests in U.S. Government and agency securities, as described below.

PORTFOLIO SECURITIES
[Clip art] Under normal circumstances, the fund invests at least 65% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries and mortgage-backed securities such as Ginnie Maes and Fannie Maes.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.

RISK FACTORS
[Clip art] As with most income investments, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page
29. Other factors may affect the market price and yield of the fund's securities, including investor demand and economic conditions.

The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT
[Clip art] Barry H. Evans, CFA, leader of the fund's portfolio management team since January 1995, is a senior vice president of the adviser. He has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                Class A     Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)             4.50%       none
Maximum sales charge imposed on
reinvested dividends                            none        none
Maximum deferred sales charge                   none(1)     5.00%
Redemption fee(2)                               none        none
Exchange fee                                    none        none


--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                  0.50%       0.50%
12b-1 fee(3)                                    0.30%       1.00%
Other expenses                                  0.37%       0.37%
Total fund operating expenses                   1.17%       1.87%


Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
Share class                         Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                      $56      $80      $106     $181
Class B shares
  Assuming redemption
  at end of period                  $69      $89      $121     $201
  Assuming no redemption            $19      $59      $101     $201


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


14  SOVEREIGN U.S. GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[Clip art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The table below was represented as a bar graph in the printed material.]


Volatility, as indicated by Class B
year-by-year total investment return (%)  2.61(5)  3.70(5)  11.53  11.52  6.24  14.46  7.58  12.66  (7.05)  15.27  3.33  1.61(5)
(scale varies from fund to fund)                                                                                         seven
                                                                                                                         months

------------------------------------------------------------------------------------------------------------------------------------
Class A - year ended:                                            10/92(1)        10/93       10/94     10/95     10/96     5/97(2)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.51       $10.29      $10.89     $9.24    $10.01      $9.75
Net investment income (loss)                                         0.64         0.68(3)     0.65      0.65      0.64(3)    0.37(3)
Net realized and unrealized gain (loss) on investments and
financial futures contracts                                         (0.22)        0.61       (1.34)     0.77     (0.26)     (0.19)
Total from investment operations                                     0.42         1.29       (0.69)     1.42      0.38       0.18
Less distributions:
  Dividends from net investment income                              (0.64)       (0.68)      (0.65)    (0.65)    (0.64)     (0.36)
  Distributions from net realized gain on investments sold             --        (0.01)      (0.31)       --        --         --
  Distributions from capital paid-in                                   --           --          --        --        --      (0.01)
  Total distributions                                               (0.64)       (0.69)      (0.96)    (0.65)    (0.64)     (0.37)
Net asset value, end of period                                     $10.29       $10.89       $9.24    $10.01     $9.75      $9.56
Total investment return at net asset value(4) (%)                    5.33(5)     12.89       (6.66)    15.90      4.02       1.92(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      350,907      375,416     315,372   370,966   330,162    302,589
Ratio of expenses to average net assets (%)                          1.06(6)      1.30        1.23      1.17      1.15       1.17(6)
Ratio of net investment income (loss) to average net assets (%)      7.11(6)      6.47        6.62      6.76      6.58       6.69(6)
Portfolio turnover rate (%)                                           140          273         127        94       143         88

-----------------------------------------------------------------------------------------------------------------------------------
Class B - year ended:                                   10/87(7)     10/87(8)       10/88     10/89     10/90     10/91     10/92
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                     $10.00       $10.28        $9.45     $9.73    $10.01     $9.83    $10.29
Net investment income (loss)                               0.56         0.48         0.78      0.81      0.85      0.85      0.76
Net realized and unrealized gain (loss) on
investments and financial futures contracts                0.36        (0.75)        0.28      0.25     (0.25)     0.51        --
Total from investment operations                           0.92        (0.27)        1.06      1.06      0.60      1.36      0.76
Less distributions:
  Dividends from net investment income                    (0.57)       (0.48)       (0.77)    (0.77)    (0.78)    (0.90)    (0.77)
  Distributions from net realized gain on
  investments sold                                        (0.07)       (0.08)       (0.01)    (0.01)       --        --        --
  Distributions from capital paid-in                         --           --           --        --        --        --        --
  Total distributions                                     (0.64)       (0.56)       (0.78)    (0.78)    (0.78)    (0.90)    (0.77)
Net asset value, end of period                           $10.28        $9.45        $9.73    $10.01     $9.83    $10.29    $10.28
Total investment return at net asset value(4) (%)          2.61(5)      3.70(5)     11.53     11.52      6.24     14.46      7.58
Total adjusted investment return at
net asset value(4,9) (%)                                     --         3.65(5)     11.47     11.29      6.23        --        --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)            164,001      170,030      161,163   144,756   133,778   164,347   197,032
Ratio of expenses to average net assets (%)                1.26(6)      1.24(6)      1.29      1.35      1.54      1.51      1.55
Ratio of adjusted expenses to
average net assets(10) (%)                                   --         1.32(6)      1.35      1.58      1.55        --        --
Ratio of net investment income (loss) to
average net assets (%)                                     7.56(6)      7.94(6)      8.09      8.34      8.54      8.53      7.35
Ratio of adjusted net investment income
(loss) to average net assets(10) (%)                         --         7.86(6)      8.03      8.11      8.53        --        --
Portfolio turnover rate (%)                                 108           83           79        45        63        62       140
Fee reduction per share ($)                                  --         0.01         0.01      0.02      0.01        --        --

------------------------------------------------------------------------------------------------------------------
Class B - year ended:                                     10/93        10/94      10/95      10/96         5/97(2)
------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                     $10.28       $10.88      $9.23     $10.00        $9.74
Net investment income (loss)                               0.66(3)      0.61       0.60       0.58(3)      0.33(3)
Net realized and unrealized gain (loss) on
investments and financial futures contracts                0.61        (1.34)      0.77      (0.26)       (0.18)
Total from investment operations                           1.27        (0.73)      1.37       0.32         0.15
Less distributions:
  Dividends from net investment income                    (0.66)       (0.61)     (0.60)     (0.58)       (0.32)
  Distributions from net realized gain on
  investments sold                                        (0.01)       (0.31)        --         --           --
  Distributions from capital paid-in                         --           --         --         --        (0.01)
  Total distributions                                     (0.67)       (0.92)     (0.60)     (0.58)       (0.33)
Net asset value, end of period                           $10.88        $9.23     $10.00      $9.74        $9.56
Total investment return at net asset value(4) (%)         12.66        (7.05)     15.27       3.33         1.61(5)
Total adjusted investment return at
net asset value(4,9) (%)                                     --           --         --         --           --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)            244,133      196,899    130,824    112,228       96,349
Ratio of expenses to average net assets (%)                1.51         1.64       1.72       1.82         1.86(6)
Ratio of adjusted expenses to
average net assets(10) (%)                                   --           --         --         --           --
Ratio of net investment income (loss) to
average net assets (%)                                     6.23         6.19       6.24       5.91         5.99(6)
Ratio of adjusted net investment income
(loss) to average net assets(10) (%)                         --           --         --         --           --
Portfolio turnover rate (%)                                 273          127         94        143           88
Fee reduction per share ($)                                  --           --         --         --           --

(1)   Class A shares commenced operations on January 3, 1992.
(2) Effective May 31, 1997, the fiscal year end changed from December 31 to May 31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6)   Annualized.
(7)   For the period June 5, 1986 (commencement of operations) to March 31,
      1987.
(8)   For the period April 1, 1987 to October 31, 1987.
(9) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(10)  Unreimbursed, without fee reduction.



                                        SOVEREIGN U.S. GOVERNMENT INCOME FUND 15

Strategic Income Fund

REGISTRANT NAME: JOHN HANCOCK STRATEGIC SERIES
                               TICKER SYMBOL      CLASS A: JHFIX  CLASS B: STIBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[Clip art] The fund seeks a high level of current income. To pursue this goal, the fund invests primarily in three sectors:
o  foreign government and corporate debt securities
o  U.S. Government and agency securities
o  junk bonds rated as low as CC/Ca and their unrated equivalents.

Under normal circumstances, the fund's assets will be invested in all three sectors. However, the weighting of assets among sectors will be adjusted to reflect current or anticipated market behavior, and the fund may invest up to 100% of assets in any sector.

PORTFOLIO SECURITIES
[Clip art] The fund may invest in debt securities of all maturities and types, including bonds, debentures, notes, preferred stock, mortgage-backed and asset-backed securities and others. The fund may also invest up to 10% of net assets in U.S. or foreign equities.

For liquidity and flexibility, the fund may invest in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.

RISK FACTORS
[Clip art] Investors should expect fluctuations in share price, yield and total return that are above-average for bond funds. Typically, a rise in interest rates causes a decline in the market value of debt securities. The longer the fund's average weighted maturity, the more it is likely to be affected by a change in interest rates. To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page 29. Foreign securities carry additional risks, including currency, information, natural event and political risks. Issuers of junk bonds are typically in weak financial health, and their ability to pay interest and principal is uncertain, especially in an adverse economy. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT
[Clip art] Frederick L. Cavanaugh, Jr., leader of the fund's portfolio management team since 1986, is a senior vice president of the adviser. He joined John Hancock Funds in 1986 and has been in the investment business since 1973.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[Clip art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                Class A     Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)             4.50%       none
Maximum sales charge imposed on
reinvested dividends                            none        none
Maximum deferred sales charge                   none(1)     5.00%
Redemption fee(2)                               none        none
Exchange fee                                    none        none


--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                  0.43%       0.43%
12b-1 fee(3)                                    0.30%       1.00%
Other expenses                                  0.27%       0.27%
Total fund operating expenses                   1.00%       1.70%


Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
Share class                         Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                      $55      $75      $98      $162
Class B shares
  Assuming redemption
  at end of period                  $67      $84      $112     $182
  Assuming no redemption            $17      $54      $92      $182


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


16  STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[Clip art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The table below was represented as a bar graph in the printed material.]


Volatility, as indicated by Class A
year-by-year total investment return (%)  6.89  9.72  (7.36)  12.31  19.92  6.81  4.54  9.33  11.37  12.99
(scale varies from fund to fund)

-------------------------------------------------------------------------------------------------------------------------------
Class A - year ended:                                            5/88         5/89       5/90     5/91      5/92         5/93
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                            $9.71        $9.24      $8.98    $7.33     $7.20        $7.78
Net investment income (loss)                                     1.13         1.12       1.04     0.93      0.80         0.71
Net realized and unrealized gain (loss) on investments,
foreign currency transactions and financial futures contracts   (0.47)       (0.26)     (1.65)   (0.13)     0.52        (0.22)
Total from investment operations                                 0.66         0.86      (0.61)    0.80      1.32         0.49
Less distributions:
  Dividends from net investment income                          (1.13)       (1.12)     (1.04)   (0.93)    (0.74)(2)    (0.72)
  Distributions in excess of net investment income                 --           --         --       --        --           --
  Distributions from capital paid-in                               --           --         --       --        --           --
  Total distributions                                           (1.13)       (1.12)     (1.04)   (0.93)    (0.74)       (0.72)
Net asset value, end of period                                  $9.24        $8.98      $7.33    $7.20     $7.78        $7.55
Total investment return at net asset value(3) (%)                6.89         9.72      (7.36)   12.31     19.92         6.81
Total adjusted investment return at
net asset value(3,4) (%)                                         6.49         9.58      (7.45)      --        --           --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                   67,140       95,430     80,890   79,272   153,568      262,137
Ratio of expenses to average net assets (%)                      1.09         1.33       1.53     1.75      1.69         1.58
Ratio of adjusted expenses to average net assets(5) (%)          1.49         1.47       1.62       --        --           --
Ratio of net investment income (loss) to
average net assets(5) (%)                                       12.07        12.28      12.60    13.46     10.64         9.63
Ratio of adjusted net investment income (loss) to
average net assets (%)                                          11.67        12.14      12.51       --        --           --
Portfolio turnover rate (%)                                        67          125         81       60        80           97
Fee reduction per share ($)                                      0.04         0.01       0.01       --        --           --

---------------------------------------------------------------------------------------------------------------
Class A - year ended:                                              5/94         5/95       5/96         5/97
---------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $7.55        $7.17      $7.15        $7.27
Net investment income (loss)                                       0.68         0.64       0.66(1)      0.64(1)
Net realized and unrealized gain (loss) on investments,
foreign currency transactions and financial futures contracts     (0.33)       (0.02)      0.12         0.27
Total from investment operations                                   0.35         0.62       0.78         0.91
Less distributions:
  Dividends from net investment income                            (0.58)(2)    (0.55)     (0.66)       (0.64)
  Distributions in excess of net investment income                (0.05)          --         --           --
  Distributions from capital paid-in                              (0.10)       (0.09)        --           --
  Total distributions                                             (0.73)       (0.64)     (0.66)       (0.64)
Net asset value, end of period                                    $7.17        $7.15      $7.27        $7.54
Total investment return at net asset value(3) (%)                  4.54         9.33      11.37        12.99
Total adjusted investment return at
net asset value(3,4) (%)                                             --           --         --           --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                    335,261      327,876    369,127      416,916
Ratio of expenses to average net assets (%)                        1.32         1.09       1.03         1.00
Ratio of adjusted expenses to average net assets(5) (%)              --           --         --           --
Ratio of net investment income (loss) to
average net assets(5) (%)                                          8.71         9.24       9.13         8.61
Ratio of adjusted net investment income (loss) to
average net assets (%)                                               --           --         --           --
Portfolio turnover rate (%)                                          91           55         78          132
Fee reduction per share ($)                                          --           --         --           --

--------------------------------------------------------------------------------------------------------------------
Class B - year ended:                                                 5/94(6)          5/95        5/96        5/97
--------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                    $7.58         $7.17       $7.15       $7.27
Net investment income (loss)                                             0.40          0.60(1)     0.61(1)     0.59
Net realized and unrealized gain (loss) on investments,
foreign currency transactions and financial futures contracts           (0.41)        (0.02)       0.12        0.27
Total from investment operations                                        (0.01)         0.58        0.73        0.86
Less distributions:
  Dividends from net investment income                                  (0.32)        (0.52)      (0.61)      (0.59)
  Distributions in excess of net investment income                      (0.03)           --          --          --
  Distributions from capital paid-in                                    (0.05)        (0.08)         --          --
  Total distributions                                                   (0.40)        (0.60)      (0.61)      (0.59)
Net asset value, end of period                                          $7.17         $7.15       $7.27       $7.54
Total investment return at net asset value(3) (%)                       (0.22)(7)      8.58       10.61       12.21
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           77,691       134,527      206,751     328,487
Ratio of expenses to average net assets (%)                              1.91(8)       1.76        1.73        1.70
Ratio of net investment income (loss) to average net assets (%)          8.12(8)       8.55        8.42        7.90
Portfolio turnover rate (%)                                                91            55          78         132

(1)   Based on the average of the shares outstanding at the end of each month.
(2) The dividend policy of the fund was changed, effective August 1, 1991, from one that utilized daily dividend declarations to one that declares dividends monthly. Additionally, the dividend policy of the fund was changed, effective October 1, 1993, from one that declared dividends monthly to daily dividend declarations.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(5)   Unreimbursed, without fee reduction.
(6)   Class B shares commenced operations on October 4, 1993.
(7)   Not annualized.
(8)   Annualized.



                                                       STRATEGIC INCOME FUND  17

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS
All John Hancock income funds offer two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

--------------------------------------------------------------------------------
Class A                                   Class B
--------------------------------------------------------------------------------

o     Front-end sales charges, as         o     No front-end sales charge;
      described below. There are                all your money goes to work
      several ways to reduce these              for you right away.
      charges, also described
      below.                              o     Higher annual expenses than
                                                Class A shares.
o     Lower annual expenses than
      Class B shares.                     o     A deferred sales charge, as
                                                described below.

                                          o     Automatic conversion to Class
                                                A shares after either five
                                                years (Group 1) or eight
                                                years (Group 2) (see below),
                                                thus reducing future annual
                                                expenses.

For actual past expenses of Class A and B shares, see the fund-by-fund information earlier in this prospectus.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED
Use the table below to find out which group the fund is in, then consult the sales charge information for that group.

--------------------------------------------------------------------------------
Group 1                                   Group 2
--------------------------------------------------------------------------------

o     Intermediate Maturity Government    o     Government Income

o     Limited-Term Government             o     High Yield Bond

                                          o     Sovereign Bond

                                          o     Sovereign U.S. Government Income

                                          o     Strategic Income


Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges - Group 1
--------------------------------------------------------------------------------
                        As a % of         As a % of your
Your investment         offering price    investment

Up to $99,999           3.00%             3.09%
$100,000 - $499,999     2.50%             2.56%
$500,000 - $999,999     2.00%             2.04%
$1,000,000 and over     See below

--------------------------------------------------------------------------------
Class A sales charges - Group 2
--------------------------------------------------------------------------------
                        As a % of         As a % of your
Your investment         offering price    investment

Up to $99,999           4.50%             4.71%
$100,000 - $249,999     3.75%             3.90%
$250,000 - $499,999     2.75%             2.83%
$500,000 - $999,999     2.00%             2.04%
$1,000,000 and over     See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments (Groups 1 and 2)
--------------------------------------------------------------------------------
Your investment                     CDSC on shares being sold

First $1M - $4,999,999              1.00%
Next $1 - $5M above that            0.50%
Next $1 or more above that          0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


18  YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the
CDSC:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
Years after             CDSC on Group 1         CDSC on Group 2
purchase                shares being sold       shares being sold

1st year                3.00%                   5.00%
2nd year                2.00%                   4.00%
3rd year                2.00%                   3.00%
4th year                1.00%                   3.00%
5th year                None                    2.00%
6th year                None                    1.00%
After 6 years           None                    None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options (see the back cover of this prospectus).


Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial aggregate investments must be at least $250), and individual investors may terminate their accounts at any time.


To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:
o  to make payments through certain systematic withdrawal plans
o  to make certain distributions from a retirement plan
o  because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI.

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.


                                                                YOUR ACCOUNT  19

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o government entities that are prohibited from paying mutual fund sales charges
o financial institutions or common trust funds investing $1 million or more for non-discretionary accounts
o selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds
o individuals transferring assets to a John Hancock fund from an employee benefit plan that has John Hancock funds
o members of an approved affinity group financial services program
o     certain insurance company contract holders (one-year CDSC usually applies)
o participants in certain retirement plans with at least 100 members (one-year CDSC applies)

o current shareholders of Limited-Term Government Fund making additional investments in the fund with the proceeds from any non-John Hancock mutual fund, as long as that fund had sales charges and the investor paid them; investors must supply a copy of the redemption check or confirmation statement, and must remain invested in Limited-Term Government Fund for at least 15 days


To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI.

--------------------------------------------------------------------------------
Opening An Account

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:
      o     non-retirement account: $1,000
      o     retirement account: $250
      o     group investments: $250
      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o fee-based clients of selling brokers who placed at least $2 billion in John Hancock Funds: $500


3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


20  YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

           Opening an account                   Adding to an account
By check

[Clip art] o Make out a check for the           o Make out a check for the
             investment amount, payable           investment amount payable to
             to "John Hancock Signature           "John Hancock Signature
             Services, Inc."                      Services, Inc."

           o Deliver the check and your         o Fill out the detachable
             completed application to             investment slip from an
             your financial                       account statement. If no
             representative, or mail to           slip is available, include a
             Signature Services (address          note specifying the fund
             below).                              name, your share class, your
                                                  account number and the
                                                  name(s) in which the account
                                                  is registered.

                                                o Deliver the check and your
                                                  investment slip or note to
                                                  your financial
                                                  representative, or mail to
                                                  Signature Services (address
                                                  below).

By exchange

[Clip art] o Call your financial                o Call your financial
             representative or Signature          representative or Signature
             Services to request an               Services to request an
             exchange.                            exchange.

By wire

[Clip art] o Deliver your completed             o Instruct your bank to wire
             application to your                  the amount of your
             financial representative, or         investment to:
             mail it to Signature                 First Signature Bank & Trust
             Services.                            Account # 900000260
                                                  Routing # 211475000
           o Obtain your account number           Specify the fund name, your
             by calling your financial            share class, your account
             representative or Signature          number and the name(s) in
             Services.                            which the account is
                                                  registered. Your bank may
           o Instruct your bank to wire the       charge a fee to wire funds.
             amount of your investment to:
             First Signature Bank & Trust
             Account # 900000260
             Routing # 211475000
             Specify the fund name, your
             choice of share class, the
             new account number and the
             name(s) in which the account
             is registered. Your bank may
             charge a fee to wire funds.

By phone

[Clip art] See "By wire" and "By exchange."     o Verify that your bank or
                                                  credit union is a member of
                                                  the Automated Clearing House
                                                  (ACH) system.

                                                o Complete the
                                                  "Invest-By-Phone" and "Bank
                                                  Information" sections on
                                                  your account application.

                                                o Call Signature Services to
                                                  verify that these features
                                                  are in place on your
                                                  account.

                                                o Tell the Signature Services
                                                  representative the fund
                                                  name, your share class, your
                                                  account number, the name(s)
                                                  in which the account is
                                                  registered and the amount of
                                                  your investment.

---------------------------------------------

Address
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone number
1-800-225-5291

Or contact your financial representative for instructions and assistance.

---------------------------------------------

           To open or add to an account using the Monthly Automatic Accumulation
                                    Program, see "Additional investor services."


                                                                YOUR ACCOUNT  21

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

           Designed for                       To sell some or all of your shares

By letter

[Clip art] o Accounts of any type.            o Write a letter of
                                                instruction or complete a
           o Sales of any amount.               stock power indicating the
                                                fund name, your share
                                                class, your account number,
                                                the name(s) in which the
                                                account is registered and
                                                the dollar value or number
                                                of shares you wish to sell.

                                              o Include all signatures and
                                                any additional documents
                                                that may be required (see
                                                next page).

                                              o Mail the materials to
                                                Signature Services.

                                              o A check will be mailed to
                                                the name(s) and address in
                                                which the account is
                                                registered, or otherwise
                                                according to your letter of
                                                instruction.

By phone

[Clip art] o Most accounts.                   o For automated service 24
                                                hours a day using your
           o Sales of up to $100,000.           touch-tone phone, call the
                                                EASI-Line at
                                                1-800-338-8080.

                                              o To place your order with a
                                                representative at John
                                                Hancock Funds, call
                                                Signature Services between
                                                8 A.M. and 4 P.M. Eastern
                                                Time on most business days.

By wire or electronic funds transfer (EFT)

[Clip art] o Requests by letter to sell       o Fill out the "Telephone
             any amount (accounts of any        Redemption" section of your
             type).                             new account application.

           o Requests by phone to sell        o To verify that the
             up to $100,000 (accounts           telephone redemption
             with telephone redemption          privilege is in place on an
             privileges).                       account, or to request the
                                                forms to add it to an
                                                existing account, call
                                                Signature Services.

                                              o Amounts of $1,000 or more
                                                will be wired on the next
                                                business day. A $4 fee will
                                                be deducted from your
                                                account.

                                              o Amounts of less than $1,000
                                                may be sent by EFT or by
                                                check. Funds from EFT
                                                transactions are generally
                                                available by the second
                                                business day. Your bank may
                                                charge a fee for this
                                                service.

By exchange

[Clip art] o Accounts of any type.            o Obtain a current prospectus
                                                for the fund into which you
           o Sales of any amount.               are exchanging by calling
                                                your financial representative
                                                or Signature Services.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an
                                                exchange.

By check

[Clip art] o Government Income,               o Request checkwriting on
             Limited-Term Government,           your account application.
             Sovereign U.S. Government
             and Strategic Income Funds       o Verify that the shares to
             only.                              be sold were purchased more
                                                than 10 days earlier or
           o Any account with                   were purchased by wire.
             checkwriting privileges.
                                              o Write a check for any
           o Sales of over $100.                amount over $100.

                                        ----------------------------------------
                                        Address
                                        John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA 02217-1000

                                        Phone number
                                        1-800-225-5291

                                        Or contact your financial representative
                                        for instructions and assistance.
                                        ----------------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."


22  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
o     your address of record has changed within the past 30 days
o     you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:
o     a broker or securities dealer
o     a federal savings, cooperative or other type of bank
o     a savings and loan or other thrift institution
o     a credit union
o     a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
                                                                    [Clip art]
--------------------------------------------------------------------------------

Owners of individual, joint,            o  Letter of instruction.
sole proprietorship, UGMA/UTMA
(custodial accounts for minors)         o  On the letter, the signatures and
or general partner accounts.               titles of all persons authorized to
                                           sign for the account, exactly as
                                           the account is registered.

                                        o  Signature guarantee if applicable
                                           (see above).


Owners of corporate or                  o  Letter of instruction.
association accounts.
                                        o  Corporate resolution, certified
                                           within the past twelve months.


                                        o  On the letter and the resolution,
                                           the signature of the person(s)
                                           authorized to sign for the account.

                                        o  Signature guarantee if applicable
                                           (see above).

Owners or trustees of trust accounts.   o  Letter of instruction.

                                        o  On the letter, the signature(s) of
                                           the trustee(s).


                                        o  If the names of all trustees are
                                           not registered on the account,
                                           please also provide a copy of the
                                           trust document certified within the
                                           past twelve months.


                                        o  Signature guarantee if applicable
                                           (see above).

Joint tenancy shareholders whose        o  Letter of instruction signed by
co-tenants are deceased.                   surviving tenant.

                                        o  Copy of death certificate.

                                        o  Signature guarantee if applicable
                                           (see above).

Executors of shareholder estates.       o  Letter of instruction signed by
                                           executor.

                                        o  Copy of order appointing executor.

                                        o  Signature guarantee if applicable
                                           (see above).

Administrators, conservators,           o  Call 1-800-225-5291 for
guardians and other sellers or             instructions.
account types not listed above.


                                                                 YOUR ACCOUNT 23

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements  In general, you will receive account statements as follows:
o after every transaction (except a dividend reinvestment) that affects your account balance
o     after any changes of name or address of the registered owner(s)
o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Short- and long-term capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Your dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold.


Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.



24  YOUR ACCOUNT

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.


Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.


The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:
o     Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:
o     Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


Retirement plans John Hancock Funds offers a range of qualified retirement plans, including IRAs, SIMPLE plans, SEPs, 401(k) plans, 403(b) plans (including
TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



                                                                YOUR ACCOUNT  25

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

How the funds are organized Each John Hancock income fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock income funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

[The following information was represented as a flow chart in the printed material.]
                              ---------------------
                                  Shareholders
                              ---------------------
Distribution and
shareholder services
               -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan
               -------------------------------------------------
               -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
               -------------------------------------------------
               -------------------------------------------------
                                 Transfer agent

                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                             Boston, MA 02217-1000

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
               -------------------------------------------------
Asset management
               -------------------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
               -------------------------------------------------
               -------------------------------------------------
                                   Custodian


                           Investors Bank & Trust Co.
                              200 Clarendon Street
                                Boston, MA 02116


                      Holds the fund's assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
               -------------------------------------------------
               -------------------------------------------------
                                    Trustees

                        Supervise the funds' activities.
               -------------------------------------------------
--------------------------------------------------------------------------------


26  FUND DETAILS

Accounting compensation The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

Portfolio trades In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals Except for Government Income Fund, High Yield Bond Fund and Intermediate Maturity Government Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

Diversification All of the income funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares.
These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation that authorizes annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.


--------------------------------------------------------------------------------
Class B unreimbursed distribution expenses(1)
--------------------------------------------------------------------------------
                                    Unreimbursed              As a % of
Fund                                    expenses              net assets

Government Income                    $10,894,166                   6.53%
High Yield Bond                       $8,666,437                   2.80%
Intermediate Maturity Gov.              $402,344                   6.06%
Limited-Term Government                 $187,913                   1.84%
Sovereign Bond                        $3,985,198                   3.07%
Sovereign U.S. Gov. Income            $5,472,842                   5.27%
Strategic Income                      $5,684,848                   2.12%


(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.

Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


                                                                FUND DETAILS  27

--------------------------------------------------------------------------------
Class A investments
--------------------------------------------------------------------------------

                                                            Maximum
                                    Sales charge            reallowance             First year              Maximum
                                    paid by investors       or commission           service fee             total compensation(1)
                                    (% of offering price)   (% of offering price)   (% of net investment)   (% of offering price)

Group 1 funds
Up to $99,999                       3.00%                   2.26%                   0.25%                   2.50%
$100,000 - $499,999                 2.50%                   2.01%                   0.25%                   2.25%
$500,000 - $999,999                 2.00%                   1.51%                   0.25%                   1.75%

Group 2 funds
Up to $99,999                       4.50%                   3.76%                   0.25%                   4.00%
$100,000 - $249,999                 3.75%                   3.01%                   0.25%                   3.25%
$250,000 - $499,999                 2.75%                   2.06%                   0.25%                   2.30%
$500,000 - $999,999                 2.00%                   1.51%                   0.25%                   1.75%

Regular investments of $1 million
or more (Groups 1 and 2)
First $1M - $4,999,999             --                       0.75%                   0.25%                   1.00%
Next $1 - $5M above that           --                       0.25%                   0.25%                   0.50%
Next $1 or more above that         --                       0.00%                   0.25%                   0.25%

Waiver investments(2)              --                       0.00%                   0.25%                   0.25%

--------------------------------------------------------------------------------
Class B investments
--------------------------------------------------------------------------------

                                                            Maximum
                                                            reallowance             First year              Maximum
                                                            or commission           service fee             total compensation
                                                            (% of offering price)   (% of net investment)   (% of offering price)

Group 1 funds
All amounts                                                 2.25%                   0.25%                   2.50%

Group 2 funds
All amounts                                                 3.75%                   0.25%                   4.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


28  FUND DETAILS

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that a John Hancock income fund will earn income or show a positive total return over any period of time -- days, months or years.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments, and may widen any losses.

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.


Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.


Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector of the bond market or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Prepayment risk The risk that unanticipated prepayments may occur, reducing the value of mortgage-backed securities.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.


                                                                FUND DETAILS  29

--------------------------------------------------------------------------------
Higher-risk securities and practices
--------------------------------------------------------------------------------


This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semiannual reports.


10 Percent of total assets (italic type)
10 Percent of net assets (roman type)
*  No policy limitation on usage;
   fund may be using currently
o  Permitted, but has not typically been used
-- Not permitted

                                                                      Intermediate                           Sovereign
                                            Government    High Yield    Maturity   Limited-Term  Sovereign   U.S. Gov't  Strategic
                                              Income          Bond       Gov't      Government     Bond        Income     Income
------------------------------------------------------------------------------------------------------------------------------------
Investment practices

Borrowing; reverse repurchase agreements
The borrowing of money from banks
or through reverse repurchase agreements.
Leverage, credit risks.                          33.3         33.3        33.3        33.3        33.3        33.3         33


Covered mortgage dollar roll transactions
The sale of mortgage-backed securities
with the commitment to buy back similar
securities at a future date. Credit, interest
rate, leverage, market, opportunity risks.         *            *           *           --          *           *          *


Repurchase agreements  The purchase of a
security that must later be sold back to
the issuer at the same price plus interest.
Credit risk.                                       *            *           *           *           *           *          *

Securities lending  The lending of securities
to financial institutions, which provide
cash or government securities as collateral.
Credit risk.                                       30           30        33.3        33.3        33.3          30       33.3

Short-term trading  Selling a security soon
after purchase. A portfolio engaging in
short-term trading will have higher turnover
and transaction expenses. Market risk.             *            *           *           *           *           *          *

When-issued securities and forward commitments
The purchase or sale of securities for delivery
at a future date; market value may change before
delivery. Market, opportunity, leverage risks.     *            *           *           *           *           *          *

------------------------------------------------------------------------------------------------------------------------------------
Conventional securities

Brady bonds  Dollar-denominated securities issued
to refinance foreign government bank loans and
other debt. Credit, interest rate, market,
political risks.                                   10           o (1)       --          --          25          --         o (1)

Foreign debt securities  Debt securities issued
by foreign governments or companies. Credit,
currency, interest rate, market, political risks.  20           * (1)       --          --          25          --         * (1)


In-kind, delayed and zero coupon debt securities
Securities offering non-cash or delayed-cash
payment. Their prices are typically more volatile
than those of conventional debt securities.
Credit, interest rate, market risks.               *            *           *           --          *           *          *


Restricted and illiquid securities  Securities
not traded on the open market. May include
illiquid Rule 144A securities. Liquidity,
valuation, market risks.                           10           10          15          15          15          15         15

------------------------------------------------------------------------------------------------------------------------------------
Unleveraged derivative securities


Asset-backed securities Securities backed by
unsecured debt, such as credit card  debt;
these securities are often guaranteed or
over-collateralized to enhance their credit
quality. Credit, interest rate risks.              20           *           20           20         *           35         *


Mortgage-backed securities  Securities backed
by pools of mortgages, including passthrough
certificates, PACs, TACs and other senior
classes of collateralized mortgage obligations
(CMOs). Credit, extension, prepayment, interest
rate risks.                                        *            *           *           *           *           *          *

Participation interests  Securities representing
an interest in another security or in bank loans.
Credit, interest rate, liquidity, valuation
risks.                                             --           10(2)       --          --          15(2)       --         15(2)

Rights and warrants  Securities offering the
right, or involving the promise, to buy or
sell certain securities at a future date.
Market risk.                                        5            5           5           5           5          --          5

(1) No more than 25% of the fund`s assets will be invested in government securities of any one foreign country.
(2)   Part of the 10% or 15% limitation on illiquid securities.


30  FUND DETAILS

--------------------------------------------------------------------------------
Higher-risk securities and practices (cont'd)
--------------------------------------------------------------------------------


                                                                      Intermediate                           Sovereign
                                            Government    High Yield    Maturity   Limited-Term  Sovereign   U.S. Gov't  Strategic
                                              Income          Bond       Gov't      Government     Bond        Income      Income
------------------------------------------------------------------------------------------------------------------------------------
Leveraged derivative securities

Currency contracts Contracts involving the
right or obligation to buy or sell a
given amount of foreign currency at a
specified price and future date.
o  Hedged. Currency, hedged leverage,
   correlation, liquidity, opportunity risks.      --           *           --          --          --          --         *
o  Speculative. Currency, speculative
   leverage, liquidity risks.                      --           --          --          --          --          --         o


Financial futures and options; securities
and index options  Contracts involving the
right or obligation to deliver or receive
assets or money depending on the performance
of one or more assets or an economic index.
o  Futures and related options. Interest
   rate, currency, market, hedged or
   speculative leverage, correlation,
   liquidity, opportunity risks.                   *            *           --          --          *           *          *
o  Options on securities and indices. Interest
   rate, currency, market, hedged or speculative
   leverage, correlation, liquidity, credit,
   opportunity risks.                              *            *           --          --          o           *          o

Structured securities  Indexed and/or leveraged
mortgage-backed and other debt securities,
including principal-only and interest-only
securities, leveraged floating rate securities,
and others. These securities tend to be highly
sensitive to interest rate movements and their
performance may not correlate to such movements
in a conventional fashion. Credit, interest
rate, extension, prepayment, market, speculative
leverage, liquidity, valuation risks.              *            *           *           --          *           *          *

Swaps, caps, floors, collars  OTC contracts
involving the right or obligation to receive
or make payments based on two different income
streams. Correlation, credit, currency, interest
rate, hedged or speculative leverage, liquidity,
valuation risks.                                   o            o           o           --          o           o          o


--------------------------------------------------------------------------------
Analysis of funds with 5% or more in junk bonds(1)
--------------------------------------------------------------------------------


 Quality rating
 (S&P/Moody's)(2)         High Yield Bond Fund   Sovereign Bond Fund   Strategic Income Fund
Investment-Grade Bonds
AAA/Aaa                    2.1%                  31.4%                 26.1%
AA/Aa                      0.3%                   8.6%                  7.0%
A/A                        0.1%                  19.3%                  0.0%
BBB/Baa                    0.2%                  13.1%                  3.3%
---------------------------------------------------------------------------------------------
Junk Bonds
BB/Ba                      8.2%                  14.0%                 12.2%
B/B                       67.2%                   8.4%                 40.8%
CCC/Caa                    6.3%                   0.0%                  1.6%
CC/Ca                      0.0%                   0.0%                  0.0%
C/C                        0.0%                   0.0%                  0.0%
D                          0.2%                   0.0%                  0.3%
% of portfolio in bonds   84.6%                  94.8%                 91.3%


|_| Rated by Standard & Poor's or Moody's  |_| Rated by the adviser
(1) Average weighted quality distribution for the most recent fiscal year.
(2) In cases where the S&P and Moody's ratings for a given bond issue do not agree, the issue has been counted in the higher category.


                                                                FUND DETAILS  31

For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock income funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/ semiannual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus).

To request a free copy of the current annual/semiannual report or the SAI, please write or call:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet: www.jhancock.com/funds

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts 02199-7603


       John Hancock(R)                         (C) 1996 John Hancock Funds, Inc.
       Financial Services                                           INCPN  10/97

                    JOHN HANCOCK LIMITED-TERM GOVERNMENT FUND

                           Class A and Class B Shares
                       Statement of Additional Information


                                 October 1, 1997

This Statement of Additional Information provides information about John Hancock Limited-Term Government Fund (the "Fund"), a diversified open-end investment company, in addition to the information that is contained in the combined Income Funds' Prospectus (the "Prospectus") dated October 1, 1997.


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS
                                                                         Page

Organization of the Fund .............................................      2
Investment Objective and Policies ....................................      2
Investment Restrictions ..............................................      6
Those Responsible for Management .....................................      8
Investment Advisory and Other Services ...............................     17
Distribution Contracts ...............................................     19
Net Asset Value ......................................................     20
Initial Sales Charge on Class A Shares ...............................     21
Deferred Sales Charge on Class B Shares ..............................     23
Special Redemptions ..................................................     27
Additional Services and Programs .....................................     27
Description of the Fund's Shares .....................................     29
Tax Status ...........................................................     30
Calculation of Performance ...........................................     33
Brokerage Allocation .................................................     35
Transfer Agent Services ..............................................     36
Custody of Portfolio .................................................     37
Independent Auditors .................................................     37
Financial Statements .................................................    F-1

ORGANIZATION OF THE FUND

The Fund is a diversified open-end investment management company organized as a Massachusetts business trust in 1984 under the laws of The Commonwealth of Massachusetts.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company") a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place Boston, Massachusetts. On July 1, 1993 the Fund changed its name from "John Hancock U.S. Government Securities Fund."

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus.

The investment objective of the Fund is to provide current income and security of principal through investment primarily in securities of the United States Government and its agencies. These securities (which are herein referred to as "Government Obligations") are direct obligations of, or are guaranteed as to payment of principal and interest by, the United States government or its agencies. There is no assurances that the Fund will achieve its investment objective.

The Fund intends to invest at least 80% of its total assets in Government Obligations, including repurchase agreements secured by those obligations. Investments will be made in an attempt to minimize excessive fluctuations in net asset value per share, so at times the highest yielding Government Obligations may not be selected for investment if, in management's view, future interest rate movements could result in a depreciation in value. While the Fund makes no commitment concerning the portfolio maturities of particular securities, it expects that under normal conditions a substantial portion of the portfolio will be invested in Government Obligations with maturities of up to ten years. In the past year, the average dollar-weighted maturity was under five years.

The Government Obligations in which the Fund will invest include but are not limited to:

         Treasury Notes and Bonds-These are direct obligations of the United States government backed by the full faith and credit of the United States. New issues of notes mature in one to seven years, while bonds generally have a maturity of five years or more.

         Treasury Bills-These are direct obligations of the United States government backed by the full faith and credit of the United States and mature in one year or less.

         Agency Securities-These securities may be guaranteed by the United States Treasury or supported by the issuer's right to borrow from the Treasury, and may be backed by the credit of the Federal agency itself.

Federal agencies include, but are not limited to: Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Tennessee Valley Authority, Federal Home Loan Mortgage Corporation and Farmers Home Administration.

For liquidity and flexibility, the Fund may place up to 20% of total assets in investment grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic.

Mortgage-Backed and Derivative Securities. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans which are guaranteed by agencies or instrumentalities of the U.S. Government. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment rate scenarios, the Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking in" a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.

The Fund's investments in mortgage-backed securities may include conventional mortgage passthrough securities and certain classes of multiple class collateralized mortgage obligations ("CMOs"). In order to reduce the risk of prepayment for investors, CMOs are issued in multiple classes, each having different maturities, interest rates, payment schedules and allocations of principal and interest on the underlying mortgages. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which the Fund may invest include sequential and parallel pay CMOs, including planned amortization class ("PAC") and target amortization class ("TAC") securities. The Fund does not invest in residual classes of CMOs.

Risks of Mortgage-Backed Securities. Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Conventional mortgage passthrough securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars."

Asset-Backed Securities. The Fund may invest a portion of its assets in asset-backed securities. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities and lack of access to income during this period as well as the expense of enforcing its rights.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section (2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, the Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

REMIC Securities. The Fund may purchase collateralized mortgage obligations issued by a real estate mortgage investment conduit ("REMIC"). REMIC securities represent interests in a fixed pool of mortgages secured by an interest in real property and are typically issued in multiple classes to investors such as the Fund. The Fund may invest in REMIC securities that are issued or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or other U.S. government agencies or instrumentalities and for which the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. government or one or more of its agencies or instrumentalities. The Fund will not invest in "residual" interests in REMICs because of certain tax disadvantages for regulated investment companies that own such interests.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. All when-issued and other delayed-delivery transactions will be settled within 120 days.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments or to take advantage of yield disparities between fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses and may make it more difficult for the Fund to qualify as a regulated investment company for federal income tax purposes. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information means, approval of the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

(1) Make loans, except that the Fund may (1) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(2) Purchase securities of an issuer (other than the U.S. government, its agencies or instrumentalities), if:

         (i) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, or

         (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.


(3) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.


(4) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

(5) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (4) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value.

(6) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies that invest in real estate or interests therein.

(7) Issue senior securities, except as permitted by paragraphs (1) and (4) above. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign currency exchange contracts and repurchase agreements entered into in accordance with the Fund's investment policy, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (5) above are not deemed to be senior securities.

(8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

In connection with the lending of portfolio securities under item (1) above, such loans must at all times be fully collateralized by cash or securities of the U.S. Government or its agencies or instrumentalities, and the Fund's custodian must take possession of the collateral either physically or in book entry form. Any cash collateral will consist of short-term high quality debt instruments. Securities used as collateral must be marked to market daily.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

(a) Purchase securities on margin or make short sales, except in connection with arbitrage transactions, or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

(b) Invest for the purpose of exercising control over or management of any company.


(c)      Invest more than 15% of its net assets in illiquid securities.

(d) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan of Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.


If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees of the Trust, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also Officers and Directors of the Adviser or Officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                   Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                              Chairman, Trustee and Chief
October 1944                                                                   Executive Officer, The Berkeley
                                                                               Financial Group ("The Berkeley
                                                                               Group"); Chairman and Director, NM
                                                                               Capital Management, Inc. ("NM
                                                                               Capital"), John Hancock Advisers
                                                                               International Limited ("Advisers
                                                                               International") and Sovereign Asset
                                                                               Management Corporation ("SAMCorp");
                                                                               Chairman, Chief Executive Officer
                                                                               and President, John Hancock Funds,
                                                                               Inc. ("John Hancock Funds");
                                                                               Chairman, First Signature Bank and
                                                                               Trust Company; Director, John
                                                                               Hancock Insurance Agency, Inc.
                                                                               ("Insurance Agency, Inc."), John
                                                                               Hancock Advisers International
                                                                               (Ireland) Limited ("International
                                                                               Ireland"), John Hancock Capital
                                                                               Corporation and New England/Canada
                                                                               Business Council; Member,
                                                                               Investment Company Institute Board
                                                                               of Governors; Director, Asia
                                                                               Strategic Growth Fund, Inc.;
                                                                               Trustee, Museum of Science;
                                                                               Chairman, John Hancock
                                                                               Distributors, Inc. (until April
                                                                               1994); Director, John Hancock
                                                                               Freedom Securities Corporation
                                                                               (until September 1996); Director,
                                                                               John Hancock Signature Services,
                                                                               Inc. ("Signature Services") (until
                                                                               January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.





                                       9


                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Dennis S. Aronowitz                     Trustee (3)                            Professor of Law, Emeritus, Boston
Boston University                                                              University School of Law; Trustee,
Boston, Massachusetts                                                          Brookline Savings Bank.
June 1931

Richard P. Chapman, Jr.                 Trustee (1, 3)                         President, Brookline Savings Bank;
160 Washington Street                                                          Director, Federal Home Loan Bank of
Brookline, MA  02147                                                           Boston (lending); Director, Lumber
February 1935                                                                  Insurance Companies (fire and
                                                                               casualty insurance); Trustee,
                                                                               Northeastern University (education);
                                                                               Director, Depositors Insurance Fund,
                                                                               Inc. (insurance).

William J. Cosgrove                     Trustee (3)                            Vice President, Senior Banker and
20 Buttonwood Place                                                            Senior Credit Officer, Citibank,
Saddle River, NJ  07458                                                        N.A. (retired September 1991);
January 1933                                                                   Executive Vice President, Citadel
                                                                               Group Representatives, Inc.; EVP
                                                                               Resource Evaluation, Inc.
                                                                               (consulting) (until October 1993);
                                                                               Trustee, the Hudson City Savings
                                                                               Bank (since 1995).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.









                                       10


                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Douglas M. Costle                       Trustee (1, 3)                         Director, Chairman of the Board and
RR2 Box 480                                                                    Distinguished Senior Fellow,
Woodstock, VT  05091                                                           Institute for Sustainable
July 1939                                                                      Communities, Montpelier, Vermont
                                                                               (since 1991); Dean Vermont Law
                                                                               School (until 1991); Director, Air
                                                                               and Water Technologies Corporation
                                                                               (environmental services and
                                                                               equipment), Niagara Mohawk Power
                                                                               Company (electric services) and
                                                                               Mitretek Systems (governmental
                                                                               consulting services).

Leland O. Erdahl                        Trustee (3)                            Director, Santa Fe Ingredients
8046 Mackenzie Court                                                           Company of California, Inc. and
Las Vegas, NV  89129                                                           Santa Fe Ingredients Company, Inc.
December 1928                                                                  (private food processing companies),
                                                                               Uranium Resources, Inc.; President,
                                                                               Stolar, Inc. (1987-1991); President,
                                                                               Albuquerque Uranium Corporation
                                                                               (1985-1992); Director,
                                                                               Freeport-McMoRan Copper & Gold
                                                                               Company, Inc., Hecla Mining Company,
                                                                               Canyon Resources Corporation and
                                                                               Original Sixteen to One Mines, Inc.
                                                                               (1984-1987 and 1991-1995)
                                                                               (management consultant).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.









                                       11


                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Richard A. Farrell                      Trustee(3)                             President of Farrell, Healer & Co.,
Venture Capital Partners                                                       (venture capital management firm)
160 Federal Street                                                             (since 1980);  Prior to 1980, headed
23rd Floor                                                                     the venture capital group at Bank of
Boston, MA  02110                                                              Boston Corporation.
November 1932

Gail D. Fosler                          Trustee (3)                            Vice President and Chief Economist,
4104 Woodbine Street                                                           The Conference Board (non-profit
Chevy Chase, MD  20815                                                         economic and business research);
December 1947                                                                  Director, Unisys Corp.; and H.B.
                                                                               Fuller Company.

William F. Glavin                       Trustee (3)                            President, Babson College; Vice
Babson College                                                                 Chairman, Xerox Corporation (until
Horn Library                                                                   June 1989); Director, Caldor Inc.,
Babson Park, MA 02157                                                          Reebok, Ltd. (since 1994) and Inco
March 1931                                                                     Ltd.

Anne C. Hodsdon *                       Trustee and President (1,2)            President, Chief Operating Officer
101 Huntington Avenue                                                          and Director, the Adviser; Trustee,
Boston, MA  02199                                                              The Berkeley Group; Director, John
April 1953                                                                     Hancock Funds, Advisers
                                                                               International, Insurance Agency,
                                                                               Inc. and International Ireland;
                                                                               President and Director, SAMCorp. and
                                                                               NM Capital; Executive Vice
                                                                               President, the Adviser (until
                                                                               December 1994); Senior Vice
                                                                               President, the Adviser (until
                                                                               December 1993); Director, Signature
                                                                               Services (until January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.






                                       12


                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Dr. John A. Moore                       Trustee (3)                            President and Chief Executive
Institute for Evaluating Health Risks                                          Officer, Institute for Evaluating
1629 K Street NW                                                               Health Risks, (nonprofit
Suite 402                                                                      institution) (since September 1989).
Washington, DC  20006-1602
February 1939

Patti McGill Peterson                   Trustee (3)                            Cornell Institute of Public Affairs,
Cornell University                                                             Cornell University (since August
Institute of Public Affairs                                                    1996); President Emeritus of Wells
364 Upson Hall                                                                 College and St. Lawrence University;
Ithica, NY  14853                                                              Director, Niagara Mohawk Power
May 1943                                                                       Corporation (electric utility) and
                                                                               Security Mutual Life (insurance).

John W. Pratt                           Trustee (3)                            Professor of Business Administration
2 Gray Gardens East                                                            at Harvard University Graduate
Cambridge, MA  02138                                                           School of Business Administration
September 1931                                                                 (since 1961).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.









                                       13


                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Richard S. Scipione *                   Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                             Company; Director, the Adviser,
P.O. Box 111                                                                   Advisers International, John Hancock
Boston, MA  02117                                                              Funds, John Hancock Distributors,
August 1937                                                                    Inc., Insurance Agency, Inc., John
                                                                               Hancock Subsidiaries, Inc.,
                                                                               SAMCorp. and NM Capital; Trustee,
                                                                               The Berkeley Group; Director, JH
                                                                               Networking Insurance Agency, Inc.;
                                                                               Director, John Hancock Property and
                                                                               Casualty Insurance and its
                                                                               affiliates (until November 1993);
                                                                               Director, Signature Services (until
                                                                               January 1997).

Edward J. Spellman, CPA                 Trustee (3)                            Partner, KPMG Peat Marwick LLP
259C Commercial Bld.                                                           (retired June 1990).
Lauderdale, FL  33308
November 1932

Robert G. Freedman                      Vice Chairman and Chief Investment     Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                            Officer, the Adviser; Director, the
Boston, MA  02199                                                              Adviser, Advisers International,
July 1938                                                                      John Hancock Funds, SAMCorp.,
                                                                               Insurance Agency, Inc.,
                                                                               Southeastern Thrift & Bank Fund and
                                                                               NM Capital; Senior Vice President,
                                                                               The Berkeley Group; President, the
                                                                               Adviser (until December 1994);
                                                                               Director, Signature Services (until
                                                                               January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.






                                       14


                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

James B. Little                         Senior Vice President and Chief        Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                      The Berkeley Group, John Hancock
Boston, MA  02199                                                              Funds.
February 1935

John A. Morin                           Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                          Adviser, The Berkeley Group,
Boston, MA  02199                                                              Signature Services and John Hancock
July 1950                                                                      Funds; Secretary, NM Capital and
                                                                               SAMCorp.; Clerk, Insurance Agency,
                                                                               Inc.; Counsel, John Hancock Mutual
                                                                               Life Insurance Company (until
                                                                               February 1996), and Vice President
                                                                               of John Hancock Distributors, Inc.
                                                                               (until April 1994).

Susan S. Newton                         Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                          Hancock Funds, Signature Services
Boston, MA  02199                                                              and The Berkeley Group; Vice
March 1950                                                                     President, John Hancock
                                                                               Distributors, Inc. (until April
                                                                               1994).

James J. Stokowski                      Vice President and Treasurer           Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

All of the officers listed are officers or employees of the Adviser or the Affiliated Companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of September 5, 1997, the officers and trustees of the Fund as a group owned less than 1% of the outstanding shares of each class of the Fund. As of that date, the following shareholder beneficially owned 5% or more of the outstanding shares of the Fund:

                                                          Percentage of Total
Name and Address of                                       Outstanding Shares of
Shareholders                      Class of Shares         the Class of the Fund
------------                      ---------------         ---------------------

MLPF&S For The Sole                      B                       20.34%
Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East
Jacksonville FL 32246-6484


The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau and Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and/or affiliates and receive no compensation from the Fund for their services.


                                                                    Total Compensation From the
                                        Aggregate Compensation      Fund and John Hancock Fund
Independent Trustees                    From the Fund(1)            Complex to Trustees(2)
--------------------                    ----------------            ----------------------
Dennis S. Aronowitz                     $ 1,087                              $ 72,450
Richard P. Chapman, Jr.+ ++             $ 1,110                              $ 75,200
William J. Cosgrove +                   $ 1,087                              $ 72,450
Douglas M. Costle ++                    $ 1,110                              $ 75,350
Leland O. Erdahl ++                     $ 1,087                              $ 72,350
Richard A. Farrell ++                   $ 1,110                              $ 75,350
Gail D. Fosler                          $ 1,087                              $ 68,450
William F. Glavin +                     $ 1,087                              $ 72,250
Bayard Henry (3)                        $     0                              $ 23,700
Dr. John A. Moore ++                    $ 1,087                              $ 68,350
Patti McGill Peterson ++                $ 1,087                              $ 72,100
John W. Pratt ++                        $ 1,087                              $ 72,350
Edward J. Spellman                      $ 1,110                              $ 73,950
                                        --------                             --------
Total                                   $13,136                              $894,300

(1)      Compensation  for the  fiscal  period  from  January 1, 1997 to May 31,
         1997.

(2) The total compensation paid by the John Hancock Fund Complex to the Independent Trustees is as of the calendar year ended December 31, 1996. As of this date, there were sixty-seven funds in the John Hancock Complex of which each of these Independent Trustees served on thirty-two.

(3) Mr. Henry retired from this position as Trustee effective April 26, 1996.

+ As of December 31, 1996, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Fund Complex for Mr. Chapman was $63,164 and for Mr. Cosgrove was $131,317 and for Mr. Glavin was $109,059 under the John Hancock Deferred Compensation Plan for Independent Trustees.

++       Became Trustees of the Trust on June 26, 1996.

INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $22 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,080,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.


The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:


                  Net Asset Value                                   Annual Rate
                  ---------------                                   -----------
                  First $250,000,000                                0.60%
                  Next $250,000,000                                 0.55%
                  Amount over $500,000,000                          0.50%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets.

The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.


Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for the purchase or sale of securities by the Adviser for the Fund or for other funds or clients, for which the Adviser renders investment advice, arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of the obligations and duties under the contract.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the contract or any extension, renewal or amendment thereof remains in effect. If the contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.


The continuation of the Advisory Agreement was approved by all of the Trustees. The Advisory Agreement, and the Distribution Agreement discussed below, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.


For the fiscal years ended December 31, 1994, 1995 and 1996, the Adviser received fees of $1,506,527, $1,278,357 and $1,174,508, respectively. For the period from January 1, 1997 to May 31, 1997, the Adviser received fees of $439,538.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended December 31, 1996, the Fund paid the Adviser $36,160 for services under this agreement. For the period from January 1, 1997 to May 31, 1997, the Fund paid the Adviser $13,736 for services under this agreement.


In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS


The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class on behalf of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Class A or Class B shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale or, in the case of Class B shares, on a deferred basis. John Hancock Funds may pay extra compensation to financial services firms selling large amounts of fund shares. This compensation would be calculated as a percentage of fund shares sold by the firm.

Total underwriting commissions for sales of the Fund's Class A shares for the fiscal years ended December 31, 1995 and 1996 were $205,285 and $230,067, respectively, and for the period from January 1, 1997 to May 31, 1997 was $95,383. Of such amounts $24,825, $27,901 and $13,287, respectively, were retained by John Hancock Funds in 1995, 1996 and for the period from January 1, 1997 to May 31, 1997. The remainder of the underwriting commissions were reallowed to dealers.

The Fund's Trustees adopted Distribution Plans with respect to Class A and Class B shares (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Investment Company Act") . Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% and 1.00%, respectively, of the Fund's average daily net assets attributable to the shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse the John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses incurred by it under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B Plan as a liability of the Fund because the Trustees may terminate the Class B Plan at any time. For the period from January 1, 1997 to May 31, 1997, an aggregate of $185,390 of distribution expenses or 1.82% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.


The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to the John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each Plan provides that no material amendment to the Plan will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plan will benefit the holders of the applicable class of shares of the Fund.


Amounts paid to the John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

During the period from January 1, 1997 to May 31, 1997, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services for the Fund:



                                  Expense Items

                                         Printing and                           Expenses of    Interest
                                         Mailing of          Compensa-          John           Carrying or
                                         Prospectus to New   tion to Selling    Hancock        Other Finance
                      Advertising        Shareholders        Brokers            Funds          Charges
                      -----------        ------------        -------            -----          -------
Class A Shares          $20,444              $4,141            $135,194          $47,325         $    0
Class B Shares          $ 4,168              $  837            $ 17,482          $ 9,818         $9,914


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotation are not readily available, or the value has been materially affected by the events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund owned by the investor, or, if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

o Any state, county or any instrumentality, department, authority, or agency of these entities that is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company.*

o A bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds if it is purchasing $1 million or more for non-discretionary customers or accounts.*

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or

         Directors of any of the  foregoing;  a member of the  immediate  family
         (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o        A member of an approved affinity group financial services plan.*

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

         Amount Invested                                   CDSC RATE

         $1 to $4,999,000                                    1.00%
         Next $5 million to $9,999,999                       0.50%
         Amounts of $10 million and over                     0.25%

Class A  shares  may  also be  acquired  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

*For investments made under these provisions, John Hancock Funds may make a payment out of its own resources to the Selling Broker in an amount not to exceed 0.25% of the amount invested.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount then being invested but also the purchase price or current value of the Class A shares of all John

Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a qualified retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These qualified retirement plans include IRA, SEP, SARSEP, 401(k), 403(b) (including TSAs) and
Section 457 plans. Such an investment (including accumulations and combinations) must aggregate $100,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase or by the Fund to sell any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B shares which are redeemed within four years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including Class B shares derived from reinvestment of dividends or capital gains distributions. No CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service defined contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the four-year CDSC redemption period or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the four-year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. However, you cannot redeem appreciation value only in order to avoid a CDSC.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.


Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

*        Proceeds of 50 shares redeemed at $12 per share                  $600
*        Minus proceeds of 10 shares not subject to CDSC
         (dividend reinvestment)                                          -120
*        Minus appreciation on remaining shares (40 shares X $2)          - 80
                                                                          ----
*        Amount subject to CDSC                                           $400

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase.

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

*        Redemptions due to death or disability.

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B shares made under a periodic withdrawal plan, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.


For Retirement Accounts (such as IRA, SIMPLE, Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other qualified plans under the Internal Revenue Code, as amended the "Code")) unless otherwise noted.


* Redemptions made to effect mandatory or life expectancy distributions under the Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement under Section 401(a) of the Code (such as 401(k), Money Purchase Pension Plan and Profit-Sharing Plan).

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for reference.


CDSC Waiver Matrix for Class B Funds.

--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Type of Distribution  401(a) Plan          403(b)            457              IRA, IRA          Non-
                      (401(k), MPP,                                           Rollover          Retirement
                      PSP)
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Death or              Waived               Waived            Waived           Waived            Waived
Disability
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Over 70 1/2           Waived               Waived            Waived           Waived for        12% of
                                                                              mandatory         account value
                                                                              distributions     annually in
                                                                              or 12% of         periodic
                                                                              account value     payments
                                                                              annually in
                                                                              periodic
                                                                              payments.
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Between 59 1/2        Waived               Waived            Waived           Waived for Life   12% of
and 70 1/2                                                                    Expectancy or     account value
                                                                              12% of account    annually in
                                                                              value annually    periodic
                                                                              in periodic       payments
                                                                              payments.
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Under 59 1/2          Waived               Waived for        Waived for       Waived for        12% of
                                           annuity           annuity          annuity           account value
                                           payments (72t)    payments (72t)   payments (72t)    annually in
                                           or 12% of         or 12% of        or 12% of         periodic
                                           account value     account value    account value     payments
                                           annually in       annually in      annually in
                                           periodic          periodic         periodic
                                           payments.         payments.        payments.
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Loans                 Waived               Waived            N/A              N/A               N/A
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Termination of        Not Waived           Not Waived        Not Waived       Not Waived        N/A
Plan
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Hardships             Waived               Waived            Waived           N/A               N/A
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Return of             Waived               Waived            Waived           Waived            N/A
Excess
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund, John Hancock Intermediate Maturity Government Fund and John Hancock Limited-Term Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of the Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class A or Class B shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B shares and because redemptions are taxable events. Therefore, a shareholder should not purchase Class A and Class B shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years. or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have not authorized any additional series of the Fund, although they may do so in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of Class A and Class B shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.


Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class A and Class B shares will be borne exclusively by that class, (ii) Class B shares will pay higher distribution and service fees than Class A shares and (iii) each of Class A and Class B shares will bear any class expenses properly allocable to that class of shares, subject to conditions the Internal Revenue imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on whether Class A or Class B shares are purchased. No interest will be paid on uncashed dividend or redemption checks.


In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.


The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. Use of information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.


TAX STATUS

The Fund has qualified and has elected to be treated as a "regulated investment company" under Subchapter M of the Code and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains, if any) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a four percent nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.


Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.) As a result of federal tax legislation enacted on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department may issue regulations to apply this legislation to the Fund's distributions from its realized net capital gain, the treatment of which is uncertain prior to the issuance of these regulations. Shareholders should contact their own tax advisers on the correct application of these new rules. Some distributions from investment company taxable income and/or net capital gain may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.


Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The amount of net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interests of the Fund to dispose of portfolio securities that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.


Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the Class A shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion. Also, future Treasury Department regulations that affect the taxation of capital gains may contain rules for determining different tax rates applicable to sales of Fund shares held for more than one year, more than 18 months, and (for certain sales after the year 2000 or the year 2005) more than five years. These regulations may also contain other rules coordinating the provisions affecting the taxation of gains recognized by funds on the sales of their portfolio assets and the gains recognized by the funds' shareholders who receive distributions attributable to these gains and who redeem or otherwise dispose of their shares in funds. These new regulations could modify some of the provisions described above.


Although the Fund's present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as capital gain in his return for the taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. The Fund has $10,550,415 of capital loss carry forward available, to the extent provided by regulations, to offset future net realized capital gains. The carryforwards expire as follows: May 31, 2002 - $7,286,040, May 31, 2004 - $1,950,205 and May 31, 2005 - $1,314,170.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.


Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Dividends and capital gain distributions from the Fund will not qualify for the dividends-received deduction for corporations.


A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.


The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law.

The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non- resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


For the 30-day period ending May 31, 1997, the yield on Class A and Class B shares of the Fund was 5.13% and 4.59%, respectively. The average annual total return of the Fund's Class A shares for the 1 year, 5 year and 10 year periods ended May 31, 1997 was 2.57%, 4.41% and 6.18%, respectively. The average total return for the one year ending May 31, 1997 and since inception on January 3, 1994 for Class B shares was 2.14% and 3.40%, respectively.


The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge, where applicable) on the last day of the period, according to the following standard formula:

                              6
Yield = 2 ( [ ( a - b ) + 1 ]   - 1
                -----
                 cd

Where:

       a =   dividends and interest earned during the period.

       b =   net expenses accrued during the period.


       c = the average daily number of Fund shares outstanding during the period that would be entitled to receive dividends.


       d =   the maximum offering price per share on the last day of the period.

Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

     n _____
T = \ /ERV/P - 1


Where:

       P =      a hypothetical initial investment of $1,000.

       T =      average annual total return.

       n =      number of years.

       ERV  =   ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 year and 10 year periods.


Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of Class A or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.


In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

From time to time, in reports and promotional literature, the Fund's total return and/or yield will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper -Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Comparisons may also be made to bank certificates of deposit ("CDs"), which differ from mutual funds, such as the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CDs, and the principal on a CD is insured.

Performance rankings and ratings reported periodically in national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates, and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers to reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. Ion other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, the policies in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended December 31, 1996, 1995 and 1994 , no negotiated brokerage commissions were paid on portfolio transactions. For the fiscal period from January 1, 1997 to May 31, 1997, no negotiated brokerage commissions were paid on portfolio transactions.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended December 31,

1996, the Fund paid commissions of $1,953 to compensate brokers for research services such as industry, economic and company reviews and evaluations of securities. During the fiscal period from January 1, 1997 to May 31, 1997, the Fund did not pay commissions to compensate any brokers research services such as industry, economic and company reviews and evaluations of securities.

The  Adviser's  indirect  parent,  the  Life  Company,   is  the  indirect  sole
shareholder of John Hancock Distributors, Inc., a broker-dealer and ("Distributors" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. For the fiscal years ended December 31, 1995 and 1996, the Fund did not execute any portfolio transactions with Affiliated Brokers. For the fiscal period from January 1, 1997 to May 31, 1997, the Fund did not execute any portfolio transactions with Affiliated Brokers.


Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays an annual fee of $20.00 for each Class A shareholder and $22.50 for each Class B shareholder, plus certain out-of-pocket expenses. These expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the custodian agreement, Investors Bank & Trust performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS


Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, has been selected as the independent auditors of the Fund. The financial statements of the Fund included in the Prospectus and this Statement of Additional Information have been audited by Ernst & Young LLP for the periods indicated in their report, appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements listed below are included in and incorporated in the Fund's 1997 Annual Report to Shareholders for the year ended May 31, 1997 (filed electronically on July 24, 1997, accession number 0000928816-97-000233) and are included in and incorporated by reference into Part B of this registration statement of John Hancock Limited-Term Government Fund (file nos. 811-1678 and 2-29503).

John Hancock Limited-Term Government Fund
  John Hancock Limited-Term Government Fund

   Statement of Assets and Liabilities as of May 31, 1997.
   Statement of Operations for the period from January 1, 1997 to May 31, 1997. Statement of Changes in Net Assets for each of the periods indicated therein. Financial Highlights for each of the periods indicated therein.
   Schedule of Investments as of May 31, 1997.
   Notes to Financial Statements.
   Report of Independent Auditors.

                              FINANCIAL STATEMENTS

                                     PART C.

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) The financial statements listed below are included in the Fund's 1997 Annual Report to Shareholders for the year ended May 31, 1997 (filed electronically on July 24, 1997; accession number 0000928816-97-000233) and are included in and incorporated by reference into Part B of this registration statement of John Hancock Limited-Term Government Fund (file nos. 811-1678 and 2-29503).

  John Hancock Limited-Term Government Fund

  Statement of Assets and  Liabilities as of May 31, 1997.
  Statement of Operations for the period from January 1, 1997 to May 31, 1997. Statement of Changes in Net Asset for each of the periods indicated therein. Financial Highlights for each of the periods indicated therein.
  Notes to Financial Statements.
  Schedule of Investments as of May 31, 1997.
  Report of Independent Auditors.

     (b) Exhibits:

     The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 25. Persons Controlled by or under Common Control with Registrant

     No person is directly or indirectly controlled by or under common control with Registrant.

Item 26. Number of Holders of Securities

     As of September 5, 1997, the number of record holders of shares of Registrant was as follows:

                Title of Class                   Number of Record Holders

                Class A Shares -                         25,528
                Class B Shares -                          1,192

Item 27. Indemnification

     Section 4.3 of Registrant's Declaration of Trust provides that (i) every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series, to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and that (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     However, no indemnification shall be provided to a Trustee or officer (i) against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof; (iii) in the event of a settlement or other disposition not involving a final adjudication resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by (A) a court by (B) a majority of the Non- interested trustees or independent legal counsel, or
     (C) a vote of the majority of the Fund's outstanding shares.

     The rights of indemnification may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

     Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding may be advanced by the Trust or a Series thereof before final disposition, if the recipient undertakes to repay the amount if it is ultimately determined that he is not entitled to indemnification, provided that either:

          (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

          For purposes of indemnification Non-interested Trustee" is one who (i) is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

     (b) Under the Distribution Agreement. Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

     Section 9(a) of the By-Laws of the Insurance Company provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

     Article IX of the respective By-Laws of John Hancock Funds and the Adviser provide as follows:

"Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such as person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the Registrant's Amended and Restated Articles of Incorporation, Article 10.1 of the Registrant's By-Laws, The underwriting Agreement, the By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities

(other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and other Connections of Investment Adviser

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Investment Adviser, reference is made to Forms ADV (801-8124) filed under the Investment Advisers Act of 1940, herein incorporated by reference.

Item 29. Principal Underwriters

     (a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Limited-Term Government Fund, John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Investment Trust III and John Hancock Investment Trust IV.

     (b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------
Edward J. Boudreau, Jr.            Director, Chairman, President and          Chairman and Chief
101 Huntington Avenue                   Chief Executive Officer               Executive Officer
Boston, Massachusetts

Robert H. Watts                         Director, Executive Vice                      None
John Hancock Place                   President and Chief Compliance
P.O. Box 111                                    Officer
Boston, Massachusetts

Anne C. Hodsdon                          Director and Executive                     President
101 Huntington Avenue                        Vice President
Boston, Massachusetts

Robert G. Freedman                              Director                    Vice Chairman and Chief
101 Huntington Avenue                                                          Investment Officer
Boston, Massachusetts

Osbert M. Hood                           Senior Vice President                        None
101 Huntington Avenue                             and
Boston, Massachusetts                   Chief Financial Officer

David A. King                                   Director                              None
101 Huntington Avenue
Boston, Massachusetts

James B. Little                          Senior Vice President             Senior Vice President and
101 Huntington Avenue                                                       Chief Financial Officer
Boston, Massachusetts

John A. Morin                         Vice President and Secretary               Vice President
101 Huntington Avenue
Boston, Massachusetts


                                      C-5

       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

Susan S. Newton                              Vice President                     Vice President
101 Huntington Avenue                                                           and Secretary
Boston, Massachusetts

Christopher M. Meyer                      Vice President and                        None
101 Huntington Avenue                          Treasurer
Boston, Massachusetts

Stephen L. Brown                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                            Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William S. Nichols                       Senior Vice President                      None
101 Huntington Avenue
Boston, Massachusetts

Richard S. Scipione                            Director                            Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard O. Hansen                        Senior Vice President                      None
101 Huntington Avenue
Boston, Massachusetts

John M. DeCiccio                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

                                      C-6

       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

David F. D'Alessandro                          Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Foster Aborn                                   Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                            Director                              None
53 State Street
Boston, Massachusetts

James V. Bowhers                       Executive Vice President                      None
101 Huntington Avenue
Boston, Masschusetts

Charles H. Womack                        Senior Vice President                       None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Anthony P. Petrucci                     Executive Vice President                     None
101 Huntington Avenue                        and Director
Boston, Massachusetts

Karen F. Walsh                               Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

Keith Hartstein                          Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

J. William Benintende                       Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Griselda Lyman                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

                                       C-7

     (c) None.

Item 30. Location of Accounts and Records

     Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     (a) Not applicable.

     (b) Not applicable.

     (c) Registrant hereby undertakes to furnish each person to whom a prospectus with respect to a series of the Registrant is delivered with a copy of the latest annual report to shareholders with respect to that series upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of September 1997.

                                       JOHN HANCOCK LIMITED TERM GOVERNMENT FUND

                                       By:             *
                                           -----------------------------
                                           Edward J. Boudreau, Jr.
                                           Chairman

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration has been signed below by the following persons in the capacities and on the dates indicated.


        Signature                             Title                                  Date
        ---------                             -----                                  ----
             *                              Chairman
-----------------------            (Principal Executive Officer)
Edward J. Boudreau, Jr.


/s/James B. Little                 Senior Vice President and Chief              September 25, 1997
-----------------------              Financial Officer (Principal
James B. Little                    Financial and Accounting Officer)

             *                             Trustee
-----------------------
Dennis S. Aronowitz

             *                             Trustee
-----------------------
Richard P. Chapman, Jr.

             *                             Trustee
-----------------------
William J. Cosgrove

             *                             Trustee
-----------------------
Douglas M. Costle

             *                             Trustee
-----------------------
Leland O. Erdahl

             *                             Trustee
-----------------------
Richard A. Farrell

             *                             Trustee
-----------------------
Gail D. Fosler

             *                             Trustee
-----------------------
William F. Glavin


                                      C-9


        Signature                             Title                                  Date
        ---------                             -----                                  ----

             *                             Trustee
-----------------------
Anne C. Hodsdon

             *                             Trustee
-----------------------
John A. Moore

             *                             Trustee
-----------------------
Patti McGill Peterson

             *                             Trustee
-----------------------
John W. Pratt

             *                             Trustee
-----------------------
Richard S. Scipione

             *                             Trustee
-----------------------
Edward J. Spellman


By:      /s/Susan S. Newton                                                     September 25, 1997
         -------------------
         Susan S. Newton,
         Attorney-in-Fact under
         Powers of Attorney dated
         May 21, 1996 and August 27,
         1996.

                    John Hancock Limited-Term Government Fund

                                  EXHIBIT INDEX


Exhibit No.                   Exhibit Description


99.B1         Declaration of Trust of Registrant dated February 28, 1992.*

99.B1.1       Amendment to Declaration of Trust dated July 1, 1993.*

99.B1.2       Amendment to Declaration of Trust dated December 7, 1993.*

99.B1.3 Amendment to Declaration of Trust Agreement Abolition of Class C Shares of Beneficial Interest of John Hancock Limited Term Government Fund dated May 1, 1995.**

99B1.4 Amedment to Declaration of Trust amending Number of Trustees and Appointing Individual to Fill A Vacancy dated March 5, 1996.**

99.B2 Amended and Restated By-Laws of Registrant as adopted on December 3, 1996.***

99.B4         Specimen share certificate for the Registrant.*

99.B5 Investment Management Contract between the Regisrant and John Hancock Advisers, Inc. dated January 1, 1994.*

99.B6 Distribution Agreement with Registrant and John Hancock Broker Distribution Services, Inc. dated August 1, 1991.*

99.B6.1 Form of Soliciting Dealer Agreement between John Hancock Broker Distribution Services, Inc. and Selected Dealers.*

99.B6.2       Form of Financial Institution Sales and Service Agreement.*

99.B7         None

99.B8 Master Custodian Agreement between John Hancock Mutual Funds and Investors Bank and Trust Company dated December 15, 1992.*

99.B9 Master Transfer Agency and Service Agreement between the Registrant and John Hancock Signature Services, Inc. dated June 3, 1997.+

99.B9.1 Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of January 1, 1996.**

Exhibit No.                   Exhibit Description


99.B10        24e2 Opinion.+

99.B11        Auditor's Consent.+

99.B12        Not Applicable

99.B13        None

99.B14        None

99B15 Class A Distribution Plan between Registrant and John Hancock Broker Services, Inc.*

99.B15.1 Class B Distribution Plan between Registrant and John Hancock Broker Services, Inc.*

99.B16        Schedule of Computation of Yield and Total Return.*

99.B17 Powers of Attorney dated December 13, 1984, April 23, 1988, April 23, 1987, November 15, 1988, May 17, 1988, October 23, 1990,
              October 15, 1991, January 1, 1994.*

27.1          Class A+
27.2          Class B+

* Previously filed electronically with post-effective amendment number 44 (file nos. 811-1678 and 2-29503) on April 26, 1995, accession number 0000950146-95-000179.

** Previously filed electronically with post-effective amendment number 45 (file nos. 811-1678 and 2-29503) on April 30, 1996, accession number 0001010521-96-000049.

*** Previously filed electronically with post-effective amendment number 47 (file nos. 811-1678 and 2-29503) on April 25, 1997, accession number 0001010521-97-000277.

+    Filed herewith.